UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jason Hadler
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
777 E. Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1523
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2022

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report
For the Six Months Ended September 30, 2022

Osterweis Fund
Osterweis Strategic Income Fund
Osterweis Growth & Income Fund
Osterweis Emerging Opportunity Fund
Osterweis Total Return Fund

Important Notice:

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports are no longer sent by mail, unless you specifically request paper copies of the reports. Instead, the reports are made available on the Funds’ website at www.osterweis.com/literature, and you will be notified by mail each time a report is posted and provided with a website to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

If you would like to receive paper copies and have not done so already, you may elect to receive paper copies of all future reports free of charge by contacting your financial intermediary or, if you invest directly with the Osterweis Funds, calling (866) 236-0050. Your election to receive paper reports will apply to all funds held within your account(s).

Disclosures

Past performance does not guarantee future results. This commentary contains the current opinions of the authors as of the referenced date, which are subject to change at any time. This commentary has been distributed for informational purposes only and is not a recommendation or offer of any particular security, strategy, or investment product. Information contained herein has been obtained from sources believed to be reliable but is not guaranteed.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Current and future portfolio holdings are subject to risk. Please refer to the Schedule of Investments for complete fund holdings.

No part of this document may be reproduced in any form, or referred to in any other publication, without the express written permission of Osterweis Capital Management.

The S&P 500 Index is an unmanaged index that is widely regarded as the standard for measuring large-cap U.S. stock market performance.

The Bloomberg U.S. Aggregate Bond Index (Agg) is widely regarded as the standard for measuring U.S. investment grade bond market performance.

The 60/40 blend is composed of 60% S&P 500 and 40% Agg and assumes monthly rebalancing.

The Bloomberg U.S. Universal Bond Index (Univ) is an unmanaged index comprising U.S. dollar-denominated, taxable bonds that are rated investment grade or below investment grade.

The Russell 2000 Growth Index (Russell 2000G) is a market-capitalization-weighted index representing the small cap growth segment of U.S. equities.

The Commodity Research Bureau Index measures the aggregated price direction of various commodity sectors and is designed to isolate and reveal the directional movement of prices in overall commodity trades.

ICE BofA Current 10-Year U.S. Treasury Index is a one-security index comprised of the most recently issued 10-year U.S. Treasury note. The index is rebalanced monthly. Effective 6/30/22, the ICE index reflects transactions costs.

These indices reflect the reinvestment of dividends and/or interest income. These indices do not incur expenses except where noted and are not available for investment.

All currency figures are shown in USD.

Treasuries (including bonds, notes, and bills) are securities sold by the federal government to consumers and investors to fund its operations. They are all backed by “the full faith and credit of the United States government” and thus are considered free of default risk.

Credit ratings breakdowns are based on ratings from Standard and Poor’s, which is a private independent rating service that assigns grades to bonds to represent their credit quality. The issues are evaluated based on such factors as the bond issuer’s financial strength and its ability to pay a bond’s principal and interest in a timely fashion. Standard and Poor’s ratings are expressed as letters ranging from ‘AAA’, which is the highest grade, to ‘D’, which is the lowest grade. A rating of BBB- or higher is considered investment grade and a rating below BBB- is considered non-investment grade. A rating of AAA is assumed for Freddie Mac, Fannie Mae, and Ginnie Mae securities.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s (S&P), a division of The McGraw-Hill Companies, Inc. and is licensed for use by Osterweis Capital Management.

Neither MSCI, S&P, nor any other party involved in making or compiling the GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability, and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS, or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential, or any other damages (including lost profits), even if notified of the possibility of such damages.

Any ICE index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its Third Party Suppliers and has been licensed for use by Osterweis Capital Management. ICE Data and its Third Party Suppliers accept no liability in connection with its use. See https://www.osterweis.com/glossary for a full copy of the Disclaimer.

Source for any Bloomberg index is Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg owns all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

This document must be preceded or accompanied by a current prospectus. Please refer to the prospectus for important information about the investment company including objectives, risks, charges and expenses.

Osterweis Capital Management is the adviser to the Osterweis Funds, which are distributed by Quasar Distributors, LLC. [OSTE-20221122-0686]

Table of Contents

Letter from the Chief Investment Officers	2
Standardized Performance Summary	4
Sector Allocations	5
Schedule of Investments	7
Financial Statements
Statements of Assets and Liabilities	29
Statements of Operations	30
Statements of Changes in Net Assets
Osterweis Fund	31
Osterweis Strategic Income Fund	32
Osterweis Growth & Income Fund	33
Osterweis Emerging Opportunity Fund	34
Osterweis Total Return Fund	35
Financial Highlights
Osterweis Fund	36
Osterweis Strategic Income Fund	37
Osterweis Growth & Income Fund	38
Osterweis Emerging Opportunity Fund	39
Osterweis Total Return Fund	40
Notes to Financial Statements	41
Expense Examples	54
Additional Information	55
Approval of Investment Advisory Agreements	56
Statement Regarding Liquidity Risk Management Program	60
Privacy Notice	61

Letter from the Chief Investment Officers

October 15, 2022

The past six months have been a particularly rough stretch in the markets, as investors have been caught in the highly confusing environment of a decelerating economy and rising rates. This rare combination has resulted in a lack of good investment alternatives, as witnessed by the fact that during the past two fiscal quarters, even U.S. Treasuries, which are considered risk-free securities and are generally in high demand when the stock market struggles, have delivered negative returns. Likewise, in the past six months the Bloomberg U.S. Aggregate Bond Index has fallen 9% and the S&P 500 has lost 20%, marking the first time since 1969 that both equities and fixed income will be on track to deliver negative annual returns in the same year. It is a head spinning change from the salad days of 2020-21 when over $8 trillion of fiscal and monetary stimulus catalyzed untenably low interest rates as well as extraordinary demand for goods, thereby providing a sugar high for both corporate profits and asset valuations. Now investors must deal with the morning after, as spent up consumers, tight labor markets, and snarled supply chains send a myriad of mixed signals about the health of the economy.

These mixed signals lie at the center of the two big questions in financial markets today: 1) is the higher inflation transitory or structural, and 2) is the Fed capable of getting inflation under control without plunging the economy into a deep recession? With respect to transitory versus structural, we think the answer is “a little of both.” There are clearly disinflationary forces that should bring the overall rate of inflation lower. Most commodities are well off their highs – though we would point out that the oil-heavy Commodity Research Bureau Index is still 40% above its pre-Covid levels. We also see strong disinflationary forces in retail sales (thanks to inventory gluts), ocean shipping rates, lumber, used cars, and other categories. All of these markets are being affected by a combination of decreasing demand and increasing supply.

Conversely, we see considerable evidence of structural inflation in labor, housing, and energy. In our view, all three sectors are at risk of long-term supply problems. Labor suffers from low population growth, declining participation rates, an aging population, and anemic immigration, while at the same time reshoring is increasing demand for workers. With respect to housing, the same number of single-family homes was built in 2022 as in 1998, despite today’s first-time home buying cohort being larger than the Gen-Xers of the late ’90s. Finally, global crude production is at the same level as 2014, reducing slack in the system as demand slowly marches higher. Add in geopolitical volatility, and crude oil looks to remain tight.

It should be noted these structural supply constraints do NOT mean disinflation cannot happen. In fact, we believe disinflation is likely, especially in weak economic cycles. But we also think inflation will be lurking close to the surface during economic expansions. In our view, this is why the Fed is acting so aggressively. Powell’s Jackson Hole speech in August contained multiple references to the 1970s, even invoking the determination of Paul Volcker. Fed officials are clearly telling us that they do not want a repeat of the ’70s when inflation came roaring back to higher highs on the heels of three consecutive economic expansions. To us, this explains the aggressive tightening and why the Fed is likely to stay tighter for longer.

The realization that the Fed is not kidding around this time and a dovish pivot is farther away than hoped has resulted in much hand-wringing. Investors fear that the hangover we are feeling in financial markets is not just from the party last night, but possibly from the monetary party that has been going on since the Great Financial Crisis. At the very least, the worry goes, the Fed will create a hard landing for the economy, and in a worst-case scenario, something breaks (e.g., pension funds in the U.K., Credit Suisse liquidity), creating this generation’s financial crisis. Risks are certainly elevated, and equity valuations are likely to go lower, ergo prudence would suggest investors should have higher cash levels. However, we cannot ignore the idea that if the deeper fears are realized, this will perhaps be the most anticipated recession and financial crisis ever, making us wonder how much of the bad news is already priced into the stock market.

To us the bull case from here lies in the idea that flush balance sheets, economic momentum, and the incremental demand from reshoring, infrastructure, and alternative energy may be just enough to carry the economy to the other side. In this scenario, the U.S. slowly becomes accustomed to both modestly higher rates and inflation, resembling the late 1990s economy when the yield on the 10-year Treasury bounced between 5% and 7%.

Letter from the Chief Investment Officers

Eventually, the fog looming over the economy will recede, and clarity will prevail. When that happens, markets will recover, likely in roaring fashion, as has always been the case after similar periods of uncertainty. Equities will rebound as valuations increase, and fixed income will enjoy the dual tailwind of higher yields and a pull-to-par effect. Thus, it is critically important to remain invested, as we believe the overall global economy will continue growing once inflation dies down and rates stabilize. However, selecting the right companies is critical, and we remain committed to owning attractively valued businesses that exhibit durable and often accelerating growth backed by sound balance sheets.

We invite you visit www.osterweis.com for more information about each fund, including our latest market commentary as well as our portfolio holdings and fund performance. If you would like to receive our quarterly shareholder letters by email, please sign up online, email us at contact@osterweis.com, or call (800) 700-3316.

Sincerely,

Jim Callinan, CFA	John Osterweis	Larry Cordisco	Carl Kaufman	Eddy Vataru, CFA
CIO –	Co-CIO –	Co-CIO –	CIO –	CIO –
Emerging Growth	Core Equity	Core Equity	Strategic Income	Total Return

____________________

This commentary contains the current opinions of the author as of the date above, which are subject to change at any time. This commentary has been distributed for informational purposes only and is not a recommendation or offer of any particular security, strategy or investment product. Information contained herein has been obtained from sources believed to be reliable, but is not guaranteed.

Osterweis Funds | Fund Overview (Unaudited)

Average Annual Total Returns
Periods Ended September 30, 2022
							Since Inception
	Six Months	1 Yr.	3 Yr.	5 Yr.	10 Yr.	15 Yr.	(October 1, 1993)
Osterweis Fund	-20.19%	-20.11%	5.07%	6.88%	7.89%	5.86%	9.63%
S&P 500 Index	-20.20	-15.47	8.16	9.24	11.70	8.03	9.42
Gross/Net Expense Ratio as of 3/31/2022: 0.96%/0.95% [1,2]

							Since Inception
	Six Months	1 Yr.	3 Yr.	5 Yr.	10 Yr.	15 Yr.	(August 30, 2002)
Osterweis Strategic Income Fund	-7.70%	-9.05%	1.45%	1.90%	3.40%	4.80%	5.69%
Bloomberg U.S. Aggregate Bond Index	-9.22	-14.60	-3.26	-0.27	0.89	2.74	3.15
Gross Expense Ratio as of 3/31/2022: 0.84% [1]

							Since Inception
	Six Months	1 Yr.	3 Yr.	5 Yr.	10 Yr.		(August 31, 2010)
Osterweis Growth & Income Fund	-15.17%	-12.98%	5.41%	5.56%	7.07%		8.04%
60% S&P 500 Index/40% Bloomberg
U.S. Aggregate Bond Index	-15.83	-14.85	3.85	5.70	7.50		8.51
S&P 500 Index	-20.20	-15.47	8.16	9.24	11.70		12.91
Bloomberg U.S. Aggregate Bond Index	-9.22	-14.60	-3.26	-0.27	0.89		1.60
Gross Expense Ratio as of 3/31/2022: 0.97% [1]

							Since Inception
	Six Months	1 Yr.	3 Yr.	5 Yr.			(October 1, 2012)
Osterweis Emerging Opportunity Fund	-20.57%	-35.60%	9.56%	11.06%			12.93%
Russell 2000 Growth Index	-19.06	-29.27	2.94	3.60			8.78
Gross/Net Expense Ratio as of 3/31/2022: 1.17%/1.10% [1,2]

							Since Inception
	Six Months	1 Yr.	3 Yr.	5 Yr.			(December 30, 2016)
Osterweis Total Return Fund	-3.83%	-7.23%	-0.97%	0.81%			1.51%
Bloomberg U.S. Aggregate Bond Index	-9.22	-14.60	-3.26	-0.27			0.30
Gross Expense Ratio as of 3/31/2022: 0.66% [1]

[1]	As of most recent Prospectus dated June 30, 2022. Please see the Fund’s Financial Highlights in this report for the most recent expense ratio.
[2]	The Adviser has contractually agreed to waive certain fees through June 30, 2023. The net expense ratio is applicable to investors.

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling (866) 236-0050.

Osterweis Funds | Sector Allocations (Unaudited)

Osterweis Fund

Sector Allocation (% of Net Assets) (Unaudited)

Osterweis Strategic Income Fund

Asset/Sector Allocation (% of Net Assets) (Unaudited) 2

Osterweis Growth & Income Fund

Asset/Sector Allocation (% of Net Assets) (Unaudited) 2

[1]	Cash, cash equivalents and other assets less liabilities.
[2]	Equities are classified by GICS sector. Bonds are classified by bond type.

Osterweis Funds | Sector Allocations (Unaudited) (Continued)

Osterweis Emerging Opportunity Fund

Sector Allocation (% of Net Assets) (Unaudited)

Osterweis Total Return Fund

Asset Allocation (% of Net Assets) (Unaudited)

[1]	Cash, cash equivalents and other assets less liabilities.

Osterweis Fund | Schedule of Investments at September 30, 2022 (Unaudited)

Shares		Value
Common Stocks: 88.0%

Aerospace & Defense: 3.9%
119,415	Airbus SE – ADR	$2,563,840
13,030	L3Harris Technologies, Inc.	2,708,025
		5,271,865
Banks: 4.4%
23,200	First Republic Bank	3,028,760
18,970	The PNC Financial
	Services Group, Inc.	2,834,497
		5,863,257
Chemicals: 4.9%
18,705	Air Products & Chemicals, Inc.	4,353,215
24,570	International Flavors &
	Fragrances, Inc.	2,231,693
		6,584,908
Commercial Services & Supplies: 3.5%
34,465	Waste Connections, Inc.	4,657,255

Electrical Equipment: 2.5%
29,115	AMETEK, Inc.	3,301,932

Equity Real Estate Investment Trusts – REITS: 5.1%
19,795	Crown Castle, Inc.	2,861,368
13,265	EastGroup Properties, Inc.	1,914,670
25,635	Lamar Advertising Co. – Class A	2,114,631
		6,890,669
Food & Staples Retailing: 2.1%
40,495	Sysco Corp.	2,863,401

Health Care Equipment & Supplies: 5.0%
112,480	Boston Scientific Corp. [1]	4,356,350
11,330	Teleflex, Inc.	2,282,542
		6,638,892
Health Care Providers & Services: 4.7%
65,355	CVS Health Corp.	6,232,906

Insurance: 3.0%
34,300	The Progressive Corp.	3,986,003

Interactive Media & Services: 6.9%
96,340	Alphabet, Inc. – Class C [1]	9,263,091

Internet & Direct Marketing Retail: 2.7%
32,175	Amazon.com, Inc. [1]	3,635,775

IT Services: 4.2%
28,010	International Business
	Machines Corp.	3,327,868
12,885	Visa, Inc. – Class A	2,289,020
		5,616,888
Life Sciences Tools & Services: 3.6%
18,835	Danaher Corp.	4,864,892

Machinery: 1.9%
20,105	Lincoln Electric Holdings, Inc.	2,527,601

Multiline Retail: 5.7%
20,120	Dollar General Corp.	4,825,983
18,460	Target Corp.	2,739,280
		7,565,263
Pharmaceuticals: 2.0%
16,360	Johnson & Johnson	2,672,570

Road & Rail: 5.2%
14,145	Old Dominion Freight Line, Inc.	3,518,851
17,385	Union Pacific Corp.	3,386,946
		6,905,797
Semiconductors & Semiconductor Equipment: 5.0%
42,796	Advanced Micro Devices, Inc. [1]	2,711,555
14,700	Analog Devices, Inc.	2,048,298
24,314	Applied Materials, Inc.	1,992,046
		6,751,899
Software: 9.7%
6,986	Adobe, Inc. [1]	1,922,547
37,795	Microsoft Corp.	8,802,455
7,301	Synopsys, Inc. [1]	2,230,529
		12,955,531
Specialty Retail: 2.0%
31,870	Ross Stores, Inc.	2,685,685

Total Common Stocks
(Cost $89,535,328)		117,736,080

Short-Term Investments: 10.9%

Money Market Funds: 3.6%
4,800,034	Federated Hermes U.S. Treasury
	Cash Reserves – Class I, 2.449% [2]	4,800,034

Total Money Market Funds
(Cost $4,800,034)		4,800,034

The accompanying notes are an integral part of these financial statements.

Osterweis Fund | Schedule of Investments at September 30, 2022 (Unaudited) (Continued)

Principal
Amount	Value
United States Government Securities: 7.3%

United States Treasury Bills
$9,800,000	2.583%, 01/05/2023 [3]	$9,717,585

Total United States Government Securities
(Cost $9,733,360)	9,717,585

Total Short-Term Investments
(Cost $14,533,394)	14,517,619

Total Investments in Securities: 98.9%
(Cost $104,068,722)	132,253,699
Other Assets in Excess of Liabilities: 1.1%	1,499,970
Total Net Assets: 100.0%	$133,753,669

ADR – American Depositary Receipt
[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of September 30, 2022.
[3]	Rate represents the yield to maturity from purchase price.

The Global Industry Classifications Standard (GICS®) sector and industry classifications was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by Osterweis Capital Management.

The accompanying notes are an integral part of these financial statements.

Strategic Income Fund | Schedule of Investments at September 30, 2022 (Unaudited)

Shares		Value
Common Stocks: 3.4%

Food & Staples Retailing: 2.3%
4,649,942	Southeastern Grocers, Inc. [1,2]	$102,298,724
61,582,000	Tops Holding, Litigation
	Trust Proceeds [1,2,7]	46,248
		102,344,972
Metals & Mining: 1.1%
800	Real Alloy Holding, Inc. [1,2]	51,972,050

Total Common Stocks
(Cost $105,133,213)		154,317,022

Convertible Preferred Stocks: 1.3%

Construction & Engineering: 0.2%
7,250	Fluor Corp., 6.500%	9,013,247

Media: 0.2%
196,000	Paramount Global, 5.750%	6,056,400

Road & Rail: 0.9%
490,000	Daseke, Inc., 7.625% [1,2,9]	42,091,980

Total Convertible Preferred Stocks
(Cost $67,912,000)		57,161,627

Principal
Amount
Bonds: 79.3%
Corporate Bonds: 73.7%

Air Freight & Logistics: 1.1%
	XPO Logistics, Inc.
$50,939,000	6.250%, 05/01/2025	51,153,453

Airlines: 3.4%
	Allegiant Travel Co.
31,200,000	7.250%, 08/15/2027	29,474,172
	American Airlines, Inc.
83,624,000	11.750%, 07/15/2025	87,464,014
	Mileage Plus Holdings LLC /
	Mileage Plus Intellectual
	Property Assets Ltd.
19,000,000	6.500%, 06/20/2027	18,568,222
	United Airlines Holdings, Inc.
20,726,000	4.875%, 01/15/2025	19,350,623
		154,857,031
Auto Components: 5.3%
	American Axle &
	Manufacturing, Inc.
17,428,000	6.250%, 03/15/2026	16,017,536
9,260,000	6.500%, 04/01/2027	7,861,369
40,000,000	6.875%, 07/01/2028	34,475,416
	The Goodyear Tire & Rubber Co.
78,511,000	9.500%, 05/31/2025	81,584,313
14,500,000	5.000%, 07/15/2029	11,915,738
	Patrick Industries, Inc.
51,339,000	7.500%, 10/15/2027	46,854,406
	Real Hero Merger Sub 2, Inc.
54,702,000	6.250%, 02/01/2029	39,524,988
		238,233,766
Automobiles: 0.6%
	Ford Motor Co.
9,000,000	9.625%, 04/22/2030	10,018,395
	Ford Motor Credit Co. LLC
10,000,000	4.687%, 06/09/2025	9,296,492
	Thor Industries, Inc.
10,000,000	4.000%, 10/15/2029	7,424,858
		26,739,745
Beverages: 0.4%
	Primo Water Holdings, Inc.
19,700,000	4.375%, 04/30/2029	16,053,350

Building Products: 1.5%
	Griffon Corp.
60,288,000	5.750%, 03/01/2028	51,927,562
	PGT Innovations, Inc.
17,000,000	4.375%, 10/01/2029	13,970,812
		65,898,374
Capital Markets: 1.1%
	Oppenheimer Holdings, Inc.
50,650,000	5.500%, 10/01/2025	50,518,563

Chemicals: 1.8%
	Consolidated Energy Finance SA
39,500,000	5.625%, 10/15/2028	31,774,955
	INEOS Quattro Finance 2 Plc
37,474,000	3.375%, 01/15/2026	31,251,817
	Olin Corp.
19,296,000	5.625%, 08/01/2029	17,164,660
		80,191,432
Commercial Services & Supplies: 1.7%
	GFL Environmental, Inc.
11,100,000	5.125%, 12/15/2026	10,350,750
19,750,000	4.750%, 06/15/2029	16,667,815
	KAR Auction Services, Inc.
9,406,000	5.125%, 06/01/2025	9,090,382
	Pitney Bowes, Inc.
64,507,000	7.250%, 03/15/2029	38,697,749
		74,806,696

The accompanying notes are an integral part of these financial statements.

Strategic Income Fund | Schedule of Investments at September 30, 2022 (Unaudited) (Continued)

Principal
Amount		Value
Computers & Peripherals: 3.4%
	CPI Acquisition, Inc.
$48,518,000	8.625%, 03/15/2026	$45,389,560
	NCR Corp.
34,425,000	5.750%, 09/01/2027	31,274,252
5,750,000	5.000%, 10/01/2028	4,537,042
10,000,000	5.125%, 04/15/2029	7,520,400
	Xerox Holdings Corp.
70,000,000	5.000%, 08/15/2025	63,070,700
		151,791,954
Construction & Engineering: 4.0%
	APi Group DE, Inc.
38,250,000	4.125%, 07/15/2029	30,387,521
1,500,000	4.750%, 10/15/2029	1,259,273
	Global Infrastructure
	Solutions, Inc.
51,157,000	5.625%, 06/01/2029	37,952,088
	Great Lakes Dredge & Dock Corp.
25,832,000	5.250%, 06/01/2029	19,939,101
	New Enterprise Stone
	& Lime Co., Inc.
46,500,000	5.250%, 07/15/2028	38,196,262
	Tutor Perini Corp.
72,415,000	6.875%, 05/01/2025	54,259,807
		181,994,052
Construction Materials: 0.1%
	Cemex SAB de CV
4,750,000	7.375%, 06/05/2027	4,712,902

Consumer Finance: 3.1%
	Bread Financial Holdings, Inc.
49,250,000	7.000%, 01/15/2026	43,274,744
	Enova International, Inc.
36,895,000	8.500%, 09/01/2024	34,676,468
36,117,000	8.500%, 09/15/2025	31,712,893
	FirstCash, Inc.
15,000,000	4.625%, 09/01/2028	12,597,075
19,500,000	5.625%, 01/01/2030	16,690,732
		138,951,912
Containers & Packaging: 0.2%
	Owens-Brockway
	Glass Container, Inc.
10,083,000	5.875%, 08/15/2023	9,967,045

Distributors: 0.6%
	American Builders &
	Contractors Supply Co., Inc.
35,000,000	3.875%, 11/15/2029	27,485,943

Diversified Consumer Services: 0.3%
	Carriage Services, Inc.
19,500,000	4.250%, 05/15/2029	15,459,782

Diversified Financial Services: 0.6%
	Aviation Capital Group LLC
5,500,000	5.500%, 12/15/2024	5,331,245
	Burford Capital Global Finance LLC
25,489,000	6.250%, 04/15/2028	22,382,376
		27,713,621
Diversified Telecommunication Services: 1.7%
	Level 3 Financing, Inc.
44,668,000	4.625%, 09/15/2027	37,528,267
	Lumen Technologies, Inc.
54,100,000	5.375%, 06/15/2029	40,330,397
		77,858,664
Equity Real Estate Investment Trusts – REITS: 0.3%
	Iron Mountain, Inc.
20,000,000	4.500%, 02/15/2031	15,498,200

Food & Staples Retailing: 4.9%
	C&S Group Enterprises LLC
40,250,000	5.000%, 12/15/2028	29,958,566
	KeHE Distributors LLC /
	KeHE Finance Corp.
55,292,000	8.625%, 10/15/2026	55,613,538
	Performance Food Group, Inc.
19,500,000	4.250%, 08/01/2029	16,274,115
	SEG Holding LLC / SEG Finance Corp.
29,087,000	5.625%, 10/15/2028	26,839,104
	United Natural Foods, Inc.
5,000,000	6.750%, 10/15/2028	4,590,125
	US Foods, Inc.
61,228,000	6.250%, 04/15/2025	60,256,135
29,354,000	4.750%, 02/15/2029	25,113,766
		218,645,349
Food Products: 0.1%
	Simmons Foods, Inc./Simmons
	Prepared Foods, Inc./Simmons
	Pet Food, Inc./Simmons Feed
5,000,000	4.625%, 03/01/2029	4,098,800

Health Care Providers & Services: 0.8%
	AMN Healthcare, Inc.
8,000,000	4.625%, 10/01/2027	7,194,859
	Owens & Minor, Inc.
36,210,000	4.500%, 03/31/2029	28,485,426
		35,680,285

The accompanying notes are an integral part of these financial statements.

Strategic Income Fund | Schedule of Investments at September 30, 2022 (Unaudited) (Continued)

Principal
Amount		Value
Hotels, Restaurants & Leisure: 5.0%
	Aramark Services, Inc.
$48,411,000	6.375%, 05/01/2025	$47,514,186
	Carnival Corp.
23,616,000	7.625%, 03/01/2026	18,302,400
9,500,000	5.750%, 03/01/2027	6,671,138
19,750,000	6.000%, 05/01/2029	13,365,121
	Carrols Restaurant Group, Inc.
57,625,000	5.875%, 07/01/2029	38,576,480
	GPS Hospitality Holding Co. LLC /
	GPS Finco, Inc.
49,500,000	7.000%, 08/15/2028	31,246,848
	International Game Technology Plc
5,000,000	4.125%, 04/15/2026	4,576,325
	NCL Corp. Ltd.
15,510,000	3.625%, 12/15/2024	13,091,205
	Six Flags Entertainment Corp.
48,676,000	4.875%, 07/31/2024	46,426,195
	Six Flags Theme Parks, Inc.
5,229,000	7.000%, 07/01/2025	5,237,706
		225,007,604
Household Durables: 2.8%
	Empire Communities Corp.
63,999,000	7.000%, 12/15/2025	53,179,329
	Installed Building Products, Inc.
6,750,000	5.750%, 02/01/2028	6,082,388
	Mattamy Group Corp.
24,500,000	5.250%, 12/15/2027	20,359,439
	The New Home Co., Inc.
47,308,000	7.250%, 10/15/2025	38,411,727
	Taylor Morrison Communities, Inc.
9,500,000	5.750%, 01/15/2028	8,345,560
		126,378,443
Industrial Conglomerates: 1.8%
	Icahn Enterprises L.P. /
	Icahn Enterprises Finance Corp.
17,769,000	4.750%, 09/15/2024	16,641,247
18,133,000	6.375%, 12/15/2025	17,201,094
49,872,000	6.250%, 05/15/2026	46,416,091
		80,258,432
IT Services: 4.1%
	Bread Financial Holdings, Inc.
15,832,000	4.750%, 12/15/2024	13,842,947
	Conduent Business Services LLC /
	Conduent State & Local
	Solutions, Inc.
74,500,000	6.000%, 11/01/2029	59,399,595
	KBR, Inc.
20,000,000	4.750%, 09/30/2028	17,239,350
	MoneyGram International, Inc.
44,340,000	5.375%, 08/01/2026	43,393,685
	Unisys Corp.
66,074,000	6.875%, 11/01/2027	51,643,572
		185,519,149
Machinery: 2.1%
	Hillenbrand, Inc.
4,000,000	5.750%, 06/15/2025	3,905,160
	The Manitowoc Co., Inc.
58,224,000	9.000%, 04/01/2026	53,064,480
	Wabash National Corp.
46,750,000	4.500%, 10/15/2028	36,299,271
		93,268,911
Media: 1.1%
	DIRECTV Holdings LLC /
	DIRECTV Financing Co., Inc.
55,300,000	5.875%, 08/15/2027	47,799,937

Metals & Mining: 3.9%
	Century Aluminum Co.
40,000,000	7.500%, 04/01/2028	35,688,058
	Coeur Mining, Inc.
66,150,000	5.125%, 02/15/2029	50,117,555
	Hecla Mining Co.
61,347,000	7.250%, 02/15/2028	57,033,386
	Real Alloy Holding, Inc.
13,002,247	13.144%, (3 Month LIBOR
	USD +10.000%) Cash or
	15.144% (3 Month LIBOR
	USD + 12.000%) PIK,
	05/31/2023 1,3	13,002,248
	SunCoke Energy, Inc.
26,325,000	4.875%, 06/30/2029	20,357,254
		176,198,501
Mortgage Real Estate Investment Trusts – REITS: 1.9%
	HAT Holdings I LLC /
	HAT Holdings II LLC
25,404,000	6.000%, 04/15/2025	23,896,269
31,200,000	3.375%, 06/15/2026	25,076,532
	Oxford Finance LLC /
	Oxford Finance Co-Issuer II, Inc.
10,000,000	6.375%, 02/01/2027	9,376,950
	Starwood Property Trust, Inc.
29,839,000	5.500%, 11/01/2023	29,381,419
		87,731,170

The accompanying notes are an integral part of these financial statements.

Strategic Income Fund | Schedule of Investments at September 30, 2022 (Unaudited) (Continued)

Principal
Amount		Value
Oil, Gas & Consumable Fuels: 2.4%
	Calumet Specialty Products Partners
	L.P. / Calumet Finance Corp.
$11,792,000	9.250%, 07/15/2024	$12,098,543
15,900,000	11.000%, 04/15/2025	16,303,542
	Genesis Energy L.P. /
	Genesis Energy Finance Corp.
51,550,000	7.750%, 02/01/2028	44,909,844
	Global Partners L.P. /
	GLP Finance Corp.
30,750,000	7.000%, 08/01/2027	28,056,300
	NGL Energy Operating LLC /
	NGL Energy Finance Corp.
7,500,000	7.500%, 02/01/2026	6,682,913
		108,051,142
Paper & Forest Products: 0.8%
	Resolute Forest Products, Inc.
35,750,000	4.875%, 03/01/2026	34,804,591

Professional Services: 0.1%
	Korn Ferry
5,800,000	4.625%, 12/15/2027	5,145,760

Specialty Retail: 2.9%
	Ken Garff Automotive LLC
49,795,000	4.875%, 09/15/2028	40,792,419
	Penske Automotive Group, Inc.
19,734,000	3.500%, 09/01/2025	18,101,373
	Rent-A-Center, Inc.
57,600,000	6.375%, 02/15/2029	45,047,232
	Sonic Automotive, Inc.
34,500,000	4.625%, 11/15/2029	27,123,382
		131,064,406
Textiles, Apparel & Luxury Goods: 0.1%
	The William Carter Co.
3,000,000	5.625%, 03/15/2027	2,809,080

Thrifts & Mortgage Finance: 3.1%
	Nationstar Mortgage Holdings, Inc.
13,250,000	6.000%, 01/15/2027	11,227,387
24,680,000	5.500%, 08/15/2028	19,412,663
9,500,000	5.125%, 12/15/2030	6,901,037
18,000,000	5.750%, 11/15/2031	13,233,503
	PennyMac Financial Services, Inc.
56,030,000	5.375%, 10/15/2025	47,974,567
	United Wholesale Mortgage LLC
24,680,000	5.500%, 11/15/2025	21,562,916
7,000,000	5.750%, 06/15/2027	5,581,170
20,820,000	5.500%, 04/15/2029	15,865,569
		141,758,812
Trading Companies & Distributors: 4.1%
	Avation Capital SA
79,863,679	8.250% Cash or 9.000% PIK,
	10/31/2026 3	63,881,983
	Castlelake Aviation Finance DAC
52,500,000	5.000%, 04/15/2027	44,717,560
	Herc Holdings, Inc.
32,823,000	5.500%, 07/15/2027	29,936,710
	WESCO Distribution, Inc.
36,966,000	7.125%, 06/15/2025	37,045,477
9,750,000	7.250%, 06/15/2028	9,570,467
		185,152,197
Transportation Infrastructure: 0.5%
	Signature Aviation
	US Holdings, Inc.
25,600,000	4.000%, 03/01/2028	23,956,998

Total Corporate Bonds
(Cost $3,887,717,776)		3,323,216,052

Convertible Bonds: 5.4%

Aerospace & Defense: 0.3%
	Parsons Corp.
12,500,000	0.250%, 08/15/2025	12,925,000

Airlines: 0.2%
	Southwest Airlines Co.
7,675,000	1.250%, 05/01/2025	8,789,794

Auto Components: 0.2%
	Patrick Industries, Inc.
11,250,000	1.750%, 12/01/2028	8,198,438

Automobiles: 0.1%
	Ford Motor Co.
7,750,000	N/A%, 03/15/2026 [4]	7,126,125

Consumer Finance: 0.6%
	EZCORP, Inc.
10,250,000	2.375%, 05/01/2025	8,809,875
	LendingTree, Inc.
27,517,000	0.500%, 07/15/2025	19,754,454
		28,564,329
Entertainment: 0.1%
	Live Nation Entertainment, Inc.
4,500,000	2.000%, 02/15/2025	4,473,000

Health Care Equipment & Supplies: 0.6%
	Haemonetics Corp.
17,750,000	N/A%, 03/01/2026 [4]	14,199,154

The accompanying notes are an integral part of these financial statements.

Strategic Income Fund | Schedule of Investments at September 30, 2022 (Unaudited) (Continued)

Principal
Amount		Value
Health Care Equipment & Supplies: 0.6% (Continued)
	Integra LifeSciences Holdings Corp.
$13,000,000	0.500%, 08/15/2025	$11,403,307
		25,602,461
Hotels, Restaurants & Leisure: 0.6%
	Carnival Corp.
8,714,000	5.750%, 04/01/2023	8,814,211
	NCL Corp. Ltd.
6,835,000	6.000%, 05/15/2024	7,627,860
12,000,000	5.875%, 03/15/2026	9,221,280
2,500,000	1.125%, 02/15/2027	1,578,180
		27,241,531
Internet & Direct Marketing Retail: 0.1%
	Etsy, Inc.
7,750,000	0.250%, 06/15/2028	6,033,375

Machinery: 0.2%
	John Bean Technologies Corp.
9,450,000	0.250%, 05/15/2026	7,862,400

Mortgage Real Estate Investment Trusts – REITS: 0.5%
	Starwood Property Trust, Inc.
22,000,000	4.375%, 04/01/2023	21,436,250

Pharmaceuticals: 0.3%
	Jazz Investments I Ltd.
6,000,000	1.500%, 08/15/2024	5,681,250
6,650,000	2.000%, 06/15/2026	7,148,750
		12,830,000
Software: 1.2%
	Alteryx, Inc.
4,647,000	1.000%, 08/01/2026	3,787,305
	BigBear.ai Holdings, Inc.
28,350,000	6.000%, 12/15/2026	19,228,211
	Envestnet, Inc.
9,490,000	0.750%, 08/15/2025	7,983,463
	Jamf Holding Corp.
10,600,000	0.125%, 09/01/2026	8,644,300
	Rapid7, Inc.
10,000,000	0.250%, 03/15/2027	7,636,588
	Tyler Technologies, Inc.
6,750,000	0.250%, 03/15/2026	6,412,500
		53,692,367
Thrifts & Mortgage Finance: 0.4%
	EZCORP, Inc.
16,285,000	2.875%, 07/01/2024	16,911,973

Total Convertible Bonds
(Cost $274,328,791)		241,687,043

Private Mortgage Backed Obligations: 0.2%

Diversified Financial Services: 0.2%
	HAS Capital Income
	Opportunity Fund II
21,807,000	8.000%, 12/31/2024
	(Cost $21,807,000 Acquisition
	Dates 06/10/2016,
	09/19/2016) [1,6]	10,985,298

Total Private Mortgage Backed Obligations
(Cost $21,807,000)		10,985,298

Total Bonds
(Cost $4,183,853,567)		3,575,888,393

Shares
Warrants: 0.0% [8]

Trading Companies & Distributors: 0.0% [8]
1,601,250	Aviation PLC, Warrants
	(Expiration Date 10/31/2026,
	Exercise Price 114.5 GBp) [1,2]	402,270

Total Warrants
(Cost $–)		402,270

Principal
Amount
Short-Term Investments: 14.7%
Commercial Paper: 7.0%

Building Products: 0.8%
	Fortune Brands
	Home & Security, Inc.
$38,000,000	3.811%, 10/24/2022 [10]	37,911,080

Chemicals: 1.1%
	FMC Corp.
50,000,000	3.058%, 10/03/2022 [10]	49,984,933

Electric Utilities: 0.9%
	American Electric Power Co., Inc.
40,000,000	3.120%, 10/24/2022 [10]	39,907,467

Electronic Equipment,
Instruments & Components: 1.1%
	Jabil, Inc.
50,000,000	3.490%, 10/03/2022 [10]	49,984,125

Equity Real Estate Investment Trusts – REITS: 1.1%
	Crown Castle, Inc.
50,000,000	4.012%, 10/18/2022 [10]	49,907,875

Health Care Equipment & Supplies: 1.2%
	Denstply International, Inc.
52,000,000	3.963%, 10/26/2022 [10]	51,865,551

The accompanying notes are an integral part of these financial statements.

Strategic Income Fund | Schedule of Investments at September 30, 2022 (Unaudited) (Continued)

Principal
Amount		Value
Machinery: 0.8%
	Parker-Hannifin Corp.
$38,000,000	3.125%, 10/21/2022 [10]	$37,928,114

Total Commercial Paper
(Cost $317,509,978)		317,489,145

Shares
Money Market Funds: 7.7%

173,451,391	Federated Hermes U.S.
	Treasury Cash Reserves –
	Class I, 2.449% [5]	173,451,391
173,525,203	Morgan Stanley Institutional
	Liquidity Funds – Treasury
	Securities Portfolio, 2.538% [5]	173,525,203

Total Money Market Funds
(Cost $346,976,594)		346,976,594

Total Short-Term Investments
(Cost $664,486,572)		664,465,739

Total Investments in Securities: 98.7%
(Cost $5,021,385,352)		4,452,235,051
Other Assets in Excess of Liabilities: 1.3%		59,369,601
Total Net Assets: 100.0%		$4,511,604,652

GBp – Great Britain Pound
LIBOR – London Interbank Offered Rate
PIK – Payment-in-Kind
USD – United States Dollar
[1]	Security is fair valued under the Board of Trustees and is categorized as a Level 3 security. Significant unobservable inputs were used to determine fair value.
[2]	Non-income producing security.
[3]	Variable rate security; rate shown is the rate in effect on September 30, 2022.
[4]	Zero Coupon Security.
[5]	Annualized seven-day effective yield as of September 30, 2022.
[6]	Security considered restricted. As of September 30, 2022, the value of the restricted securities was $10,985,298 or 0.2% of net assets.
[7]	Not a readily marketable security.
[8]	Does not round to 0.1% or (0.1)%, as applicable.
[9]	Company is an “affiliated person” of the Fund, as defined in the Investment Company Act of 1940.
[10]	Rate represents the yield to maturity from purchase price.

The Global Industry Classifications Standard (GICS®) sector and industry classifications was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by Osterweis Capital Management.

The accompanying notes are an integral part of these financial statements.

Growth & Income Fund | Schedule of Investments at September 30, 2022 (Unaudited)

Shares		Value
Common Stocks: 59.3%

Aerospace & Defense: 3.4%
73,260	Airbus SE – ADR	$1,572,892
16,335	L3Harris Technologies, Inc.	3,394,903
		4,967,795
Banks: 2.9%
15,540	First Republic Bank	2,028,747
14,635	The PNC Financial
	Services Group, Inc.	2,186,762
		4,215,509
Chemicals: 3.4%
13,220	Air Products & Chemicals, Inc.	3,076,691
20,015	International Flavors
	& Fragrances, Inc.	1,817,962
		4,894,653
Commercial Services & Supplies: 2.1%
22,420	Waste Connections, Inc.	3,029,615

Electrical Equipment: 1.3%
17,250	AMETEK, Inc.	1,956,322

Equity Real Estate Investment Trusts – REITS: 4.0%
18,180	Crown Castle, Inc.	2,627,919
8,480	EastGroup Properties, Inc.	1,224,003
23,930	Lamar Advertising Co. – Class A	1,973,986
		5,825,908
Food & Staples Retailing: 1.5%
7,928	Southeastern Grocers, Inc. [1,2]	174,416
27,590	Sysco Corp.	1,950,889
2,292,000	Tops Holding, Litigation
	Trust Proceeds [1,2,6]	1,721
		2,127,026
Health Care Equipment & Supplies: 0.8%
5,910	Teleflex, Inc.	1,190,629

Health Care Providers & Services: 3.0%
46,395	CVS Health Corp.	4,424,691

Insurance: 1.8%
22,315	The Progressive Corp.	2,593,226

Interactive Media & Services: 3.7%
55,620	Alphabet, Inc. – Class C [1]	5,347,863

Internet & Direct Marketing Retail: 1.6%
20,870	Amazon.com, Inc. [1]	2,358,310

IT Services: 5.0%
10,920	Accenture PLC – Class A	2,809,716
24,300	International Business
	Machines Corp.	2,887,083
8,775	Visa, Inc. – Class A	1,558,879
		7,255,678
Life Sciences Tools & Services: 2.0%
11,285	Danaher Corp.	2,914,803

Machinery: 1.1%
12,785	Lincoln Electric Holdings, Inc.	1,607,330

Metals & Mining: 0.7%
15	Real Alloy Holding, Inc. [1,2]	944,450

Mortgage Real Estate
Investment Trusts – REITS: 0.6%
30,375	Hannon Armstrong Sustainable
	Infrastructure Capital, Inc.	909,124

Multiline Retail: 3.5%
14,295	Dollar General Corp.	3,428,799
11,465	Target Corp.	1,701,291
		5,130,090
Pharmaceuticals: 3.7%
22,515	Johnson & Johnson	3,678,050
22,890	Novartis AG – ADR	1,739,869
		5,417,919
Road & Rail: 2.9%
8,840	Old Dominion Freight Line, Inc.	2,199,127
10,265	Union Pacific Corp.	1,999,827
		4,198,954
Semiconductors & Semiconductor Equipment: 4.5%
26,304	Advanced Micro Devices, Inc. [1]	1,666,622
25,285	Analog Devices, Inc.	3,523,212
15,780	Applied Materials, Inc.	1,292,855
		6,482,689
Software: 4.6%
28,395	Microsoft Corp.	6,613,195

Specialty Retail: 1.2%
19,800	Ross Stores, Inc.	1,668,546

Total Common Stocks
(Cost $66,977,893)		86,074,325

The accompanying notes are an integral part of these financial statements.

Growth & Income Fund | Schedule of Investments at September 30, 2022 (Unaudited) (Continued)

Shares		Value
Convertible Preferred Stocks: 0.9%

Construction & Engineering: 0.2%
250	Fluor Corp., 6.500%	$310,802

Media: 0.1%
4,000	Paramount Global, 5.750%	123,600

Road & Rail: 0.6%
10,000	Daseke, Inc., 7.625% [1,2,7]	859,020

Total Convertible Preferred Stocks
(Cost $1,488,000)		1,293,422

Partnerships & Trusts: 1.7%

Oil, Gas & Consumable Fuels: 1.7%
104,550	Enterprise Products Partners L.P.	2,486,199

Total Partnerships & Trusts
(Cost $2,803,462)		2,486,199

Principal
Amount
Bonds: 25.2%
Corporate Bonds: 22.0%

Air Freight & Logistics: 0.3%
	XPO Logistics, Inc.
$463,000	6.250%, 05/01/2025	464,949

Airlines: 0.8%
	Allegiant Travel Co.
500,000	7.250%, 08/15/2027	472,342
	American Airlines, Inc.
600,000	11.750%, 07/15/2025	627,552
		1,099,894
Auto Components: 1.5%
	American Axle & Manufacturing, Inc.
179,000	6.250%, 03/15/2026	164,513
	The Goodyear Tire & Rubber Co.
750,000	9.500%, 05/31/2025	779,359
500,000	5.000%, 07/15/2029	410,887
	Patrick Industries, Inc.
500,000	7.500%, 10/15/2027	456,324
	Real Hero Merger Sub 2, Inc.
600,000	6.250%, 02/01/2029	433,531
		2,244,614
Automobiles: 0.4%
	Ford Motor Co.
500,000	9.625%, 04/22/2030	556,578

Beverages: 0.2%
	Primo Water Holdings, Inc.
300,000	4.375%, 04/30/2029	244,467

Building Products: 0.3%
	Griffon Corp.
500,000	5.750%, 03/01/2028	430,663

Capital Markets: 0.5%
	Oppenheimer Holdings, Inc.
750,000	5.500%, 10/01/2025	748,054

Chemicals: 0.4%
	Consolidated Energy Finance SA
500,000	5.625%, 10/15/2028	402,215
	Olin Corp.
250,000	5.625%, 08/01/2029	222,386
		624,601
Commercial Services & Supplies: 0.7%
	GFL Environmental, Inc.
220,000	5.125%, 12/15/2026	205,150
250,000	4.750%, 06/15/2029	210,985
	KAR Auction Services, Inc.
88,000	5.125%, 06/01/2025	85,047
	Pitney Bowes, Inc.
750,000	7.250%, 03/15/2029	449,925
		951,107
Computers & Peripherals: 0.7%
	CPI Acquisition, Inc.
468,000	8.625%, 03/15/2026	437,823
	NCR Corp.
450,000	5.750%, 09/01/2027	408,814
250,000	5.000%, 10/01/2028	197,263
		1,043,900
Construction & Engineering: 1.2%
	Global Infrastructure Solutions, Inc.
500,000	5.625%, 06/01/2029	370,937
	Great Lakes Dredge & Dock Corp.
350,000	5.250%, 06/01/2029	270,157
	New Enterprise Stone & Lime Co., Inc.
500,000	5.250%, 07/15/2028	410,712
	Tutor Perini Corp.
1,000,000	6.875%, 05/01/2025	749,290
		1,801,096
Construction Materials: 0.2%
	Cemex SAB de CV
250,000	7.375%, 06/05/2027	248,048

The accompanying notes are an integral part of these financial statements.

Growth & Income Fund | Schedule of Investments at September 30, 2022 (Unaudited) (Continued)

Principal
Amount		Value
Consumer Finance: 0.7%
	Bread Financial Holdings, Inc.
$750,000	7.000%, 01/15/2026	$659,006
	FirstCash, Inc.
500,000	5.625%, 01/01/2030	427,968
		1,086,974
Containers & Packaging: 0.3%
	Owens-Brockway
	Glass Container, Inc.
454,000	5.875%, 08/15/2023	448,779

Diversified Consumer Services: 0.3%
	Carriage Services, Inc.
500,000	4.250%, 05/15/2029	396,405

Diversified Financial Services: 0.1%
	Burford Capital Global Finance LLC
250,000	6.250%, 04/15/2028	219,530

Diversified Telecommunication Services: 0.3%
	Lumen Technologies, Inc.
500,000	5.375%, 06/15/2029	372,739

Food & Staples Retailing: 1.4%
	C&S Group Enterprises LLC
500,000	5.000%, 12/15/2028	372,156
	KeHE Distributors LLC /
	KeHE Finance Corp.
612,000	8.625%, 10/15/2026	615,559
	Performance Food Group, Inc.
500,000	4.250%, 08/01/2029	417,285
	United Natural Foods, Inc.
250,000	6.750%, 10/15/2028	229,506
	US Foods, Inc.
500,000	4.750%, 02/15/2029	427,774
		2,062,280
Health Care Providers & Services: 0.1%
	Owens & Minor, Inc.
250,000	4.500%, 03/31/2029	196,668

Hotels, Restaurants & Leisure: 1.2%
	Aramark Services, Inc.
100,000	5.000%, 04/01/2025	95,562
390,000	6.375%, 05/01/2025	382,775
	Carnival Corp.
500,000	5.750%, 03/01/2027	351,112
250,000	6.000%, 05/01/2029	169,179
	Carrols Restaurant Group, Inc.
600,000	5.875%, 07/01/2029	401,664
	GPS Hospitality Holding Co. LLC /
	GPS Finco, Inc.
500,000	7.000%, 08/15/2028	315,625
		1,715,917
Household Durables: 0.8%
	Empire Communities Corp.
500,000	7.000%, 12/15/2025	415,470
	Mattamy Group Corp.
500,000	5.250%, 12/15/2027	415,499
	The New Home Co., Inc.
500,000	7.250%, 10/15/2025	405,975
		1,236,944
Industrial Conglomerates: 0.3%
	Icahn Enterprises L.P. /
	Icahn Enterprises Finance Corp.
500,000	6.250%, 05/15/2026	465,352

IT Services: 0.9%
	Conduent Business
	Services LLC / Conduent
	State & Local Solutions, Inc.
600,000	6.000%, 11/01/2029	478,386
	MoneyGram International, Inc.
400,000	5.375%, 08/01/2026	391,463
	Unisys Corp.
500,000	6.875%, 11/01/2027	390,801
		1,260,650
Machinery: 1.0%
	The Manitowoc Co., Inc.
1,000,000	9.000%, 04/01/2026	911,385
	Wabash National Corp.
750,000	4.500%, 10/15/2028	582,341
		1,493,726
Media: 0.4%
	DIRECTV Holdings LLC /
	DIRECTV Financing Co., Inc.
700,000	5.875%, 08/15/2027	605,063

Metals & Mining: 1.4%
	Century Aluminum Co.
500,000	7.500%, 04/01/2028	446,101
	Coeur Mining, Inc.
600,000	5.125%, 02/15/2029	454,581
	Hecla Mining Co.
500,000	7.250%, 02/15/2028	464,842

The accompanying notes are an integral part of these financial statements.

Growth & Income Fund | Schedule of Investments at September 30, 2022 (Unaudited) (Continued)

Principal
Amount		Value
Metals & Mining: 1.4% (Continued)
	Real Alloy Holding, Inc.
$220,377	13.144%, (3 Month LIBOR
	USD +10.000%) Cash or 15.144%
	(3 Month LIBOR USD + 12.000%)
	PIK, 05/31/2023 [2,3]	$220,377
	SunCoke Energy, Inc.
500,000	4.875%, 06/30/2029	386,653
		1,972,554
Mortgage Real Estate
Investment Trusts – REITS: 1.0%
	HAT Holdings I LLC /
	HAT Holdings II LLC
500,000	6.000%, 04/15/2025	470,325
	Oxford Finance LLC /
	Oxford Finance Co-Issuer II, Inc.
500,000	6.375%, 02/01/2027	468,847
	Starwood Property Trust, Inc.
500,000	5.500%, 11/01/2023	492,333
		1,431,505
Oil, Gas & Consumable Fuels: 0.8%
	Calumet Specialty Products Partners
	L.P. / Calumet Finance Corp.
350,000	11.000%, 04/15/2025	358,883
	Genesis Energy L.P. /
	Genesis Energy Finance Corp.
450,000	7.750%, 02/01/2028	392,035
	Global Partners L.P. /
	GLP Finance Corp.
500,000	7.000%, 08/01/2027	456,200
		1,207,118
Paper & Forest Products: 0.2%
	Resolute Forest Products, Inc.
250,000	4.875%, 03/01/2026	243,389

Professional Services: 0.2%
	Korn Ferry
300,000	4.625%, 12/15/2027	266,160

Specialty Retail: 0.9%
	Ken Garff Automotive LLC
500,000	4.875%, 09/15/2028	409,604
	Rent-A-Center, Inc.
600,000	6.375%, 02/15/2029	469,242
	Sonic Automotive, Inc.
500,000	4.625%, 11/15/2029	393,092
		1,271,938
Thrifts & Mortgage Finance: 1.0%
	Nationstar Mortgage Holdings, Inc.
250,000	6.000%, 01/15/2027	211,837
500,000	5.125%, 12/15/2030	363,213
	PennyMac Financial Services, Inc.
500,000	5.375%, 10/15/2025	428,115
	United Wholesale Mortgage LLC
320,000	5.500%, 11/15/2025	279,584
180,000	5.500%, 04/15/2029	137,166
		1,419,915
Trading Companies & Distributors: 1.2%
	Avation Capital SA
447,258	8.250% Cash or 9.000% PIK,
	10/31/2026 [3]	357,756
	Castlelake Aviation Finance DAC
500,000	5.000%, 04/15/2027	425,882
	Herc Holdings, Inc.
500,000	5.500%, 07/15/2027	456,032
	WESCO Distribution, Inc.
250,000	7.125%, 06/15/2025	250,537
250,000	7.250%, 06/15/2028	245,397
		1,735,604
Transportation Infrastructure: 0.3%
	Signature Aviation US Holdings, Inc.
400,000	4.000%, 03/01/2028	374,328

Total Corporate Bonds
(Cost $37,195,184)		31,941,509

Convertible Bonds: 3.0%

Airlines: 0.2%
	Southwest Airlines Co.
200,000	1.250%, 05/01/2025	229,050

Auto Components: 0.1%
	Patrick Industries, Inc.
250,000	1.750%, 12/01/2028	182,187

Automobiles: 0.2%
	Ford Motor Co.
250,000	N/A%, 03/15/2026 [4]	229,875

Consumer Finance: 0.4%
	EZCORP, Inc.
250,000	2.375%, 05/01/2025	214,875
	LendingTree, Inc.
500,000	0.500%, 07/15/2025	358,950
		573,825

The accompanying notes are an integral part of these financial statements.

Growth & Income Fund | Schedule of Investments at September 30, 2022 (Unaudited) (Continued)

Principal
Amount		Value
Health Care Equipment & Supplies: 0.1%
	Haemonetics Corp.
$250,000	N/A%, 03/01/2026 [4]	$199,988

Hotels, Restaurants & Leisure: 0.3%
	Carnival Corp.
286,000	5.750%, 04/01/2023	289,289
	NCL Corp. Ltd.
160,000	6.000%, 05/15/2024	178,560
		467,849
Internet & Direct Marketing Retail: 0.1%
	Etsy, Inc.
250,000	0.250%, 06/15/2028	194,625

Machinery: 0.2%
	John Bean Technologies Corp.
250,000	0.250%, 05/15/2026	208,000

Pharmaceuticals: 0.3%
	Jazz Investments I Ltd.
350,000	2.000%, 06/15/2026	376,250

Software: 0.7%
	BigBear.ai Holdings, Inc.
650,000	6.000%, 12/15/2026	440,859
	Rapid7, Inc.
500,000	0.250%, 03/15/2027	381,829
	Tyler Technologies, Inc.
250,000	0.250%, 03/15/2026	237,500
		1,060,188
Thrifts & Mortgage Finance: 0.4%
	EZCORP, Inc.
550,000	2.875%, 07/01/2024	571,175

Total Convertible Bonds
(Cost $4,796,295)		4,293,012

Private Mortgage Backed Obligations: 0.2%

Diversified Financial Services: 0.2%
	HAS Capital Income
	Opportunity Fund II
642,000	8.000%, 12/31/2024
	(Cost $642,000 Acquisition
	Dates 06/10/2016, 09/19/2016) [2,9]	323,408

Total Private Mortgage Backed Obligations
(Cost $642,000)		323,408

Total Bonds
(Cost $42,633,479)		36,557,929

Warrants: 0.0% [8]

Trading Companies & Distributors: 0.0% [8]
8,750	Aviation PLC, Warrants
	(Expiration Date 10/31/2026,
	Exercise Price 114.5 GBp) [1,2]	2,198

Total Warrants
(Cost $–)		2,198

Short-Term Investments: 11.8%
Commercial Paper: 5.5%

Automobiles: 0.7%
	General Motors Financial Co, Inc.
1,000,000	3.195%, 10/17/2022 [10]	998,275

Building Products: 0.7%
	Fortune Brands
	Home & Security, Inc.
1,000,000	3.542%, 10/17/2022 [10]	998,345

Chemicals: 0.7%
	FMC Corp.
1,000,000	3.058%, 10/03/2022 [10]	999,699

Electronic Equipment,
Instruments & Components: 0.7%
	Jabil, Inc.
1,000,000	3.490%, 10/03/2022 [10]	999,682

Equity Real Estate Investment Trusts – REITS: 1.3%
	Crown Castle International Corp.
2,000,000	3.410%, 10/06/2022 [10]	1,998,792

Health Care Equipment & Supplies: 0.7%
	Denstply International, Inc.
1,000,000	3.963%, 10/26/2022 [10]	997,414

Trading Companies & Distributors: 0.7%
	Aviation Capital Group LLC
1,000,000	4.012%, 10/24/2022 [10]	997,827

Total Commercial Paper
(Cost $7,990,439)		7,990,034

United States Government Securities: 4.0%

	United States Treasury Bills
5,839,000	2.583%, 01/05/2023 [10]	5,789,896

Total United States Government Securities
(Cost $5,799,295)		5,789,896

The accompanying notes are an integral part of these financial statements.

Growth & Income Fund | Schedule of Investments at September 30, 2022 (Unaudited) (Continued)

Shares	Value
Money Market Funds: 2.3%
3,349,583	Federated Hermes U.S. Treasury
Cash Reserves – Class I, 2.449% [5]	$3,349,583

Total Money Market Funds
(Cost $3,349,583)	3,349,583

Total Short-Term Investments
(Cost $11,340,022)	17,129,513

Total Investments in Securities: 98.9%
(Cost $131,042,151)	143,543,586
Other Assets in Excess of Liabilities: 1.1%	1,650,630
Total Net Assets: 100.0%	$145,194,216

ADR – American Depositary Receipt
GBp – Great Britain Pound
LIBOR – London Interbank Offered Rate
PIK – Payment-in-Kind
USD – United States Dollar
[1]	Non-income producing security.
[2]	Security is fair valued under the Board of Trustees and is categorized as a Level 3 security. Significant unobservable inputs were used to determine fair value.
[3]	Variable rate security; rate shown is the rate in effect on September 30, 2022.
[4]	Zero Coupon Security.
[5]	Annualized seven-day effective yield as of September 30, 2022.
[6]	Not a readily marketable security.
[7]	Company is an “affiliated person” of the Fund, as defined in the Investment Company Act of 1940.
[8]	Does not round to 0.1% or (0.1)%, as applicable.
[9]	Security considered restricted. As of September 30, 2022, the value of the restricted securities was $323,408 or 0.2% of net assets.
[10]	Rate represents the yield to maturity from purchase price.

The Global Industry Classifications Standard (GICS®) sector and industry classifications was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by Osterweis Capital Management.

The accompanying notes are an integral part of these financial statements.

Emerging Opportunity Fund | Schedule of Investments at September 30, 2022 (Unaudited)

Shares		Value
Common Stocks: 87.1%

Aerospace & Defense: 2.7%
38,710	Axon Enterprise, Inc. [1]	$4,480,682

Banks: 2.1%
44,365	ServisFirst Bancshares, Inc.	3,549,200

Biotechnology: 1.0%
98,625	Replimune Group, Inc. [1]	1,703,254

Building Products: 3.8%
50,620	Trex Co., Inc. [1]	2,224,243
169,520	Zurn Elkay Water Solutions Corp.	4,153,240
		6,377,483
Chemicals: 2.7%
53,690	Innospec, Inc.	4,599,622

Commercial Services & Supplies: 2.7%
39,850	Aris Water Solution, Inc. – Class A	508,486
117,665	Montrose Environmental
	Group, Inc. [1]	3,959,427
		4,467,913
Food & Staples Retailing: 3.4%
122,515	The Chefs’ Warehouse, Inc. [1]	3,549,260
81,315	Sprouts Farmers Market, Inc. [1]	2,256,491
		5,805,751
Health Care Equipment & Supplies: 16.4%
78,888	BioLife Solutions, Inc. [1]	1,794,702
69,965	Cutera, Inc. [1]	3,190,404
20,700	Inspire Medical Systems, Inc. [1]	3,671,559
12,050	Insulet Corp. [1]	2,764,270
65,285	Lantheus Holdings, Inc. [1]	4,591,494
59,315	Omnicell, Inc. [1]	5,162,184
10,278	Shockwave Medical, Inc. [1]	2,858,004
76,925	Tandem Diabetes Care, Inc. [1]	3,680,861
		27,713,478
Health Care Providers & Services: 1.6%
39,015	HealthEquity, Inc. [1]	2,620,638

Hotels, Restaurants & Leisure: 6.8%
55,715	Marriott Vacations Worldwide Corp.	6,789,430
79,885	Planet Fitness, Inc. – Class A [1]	4,606,169
		11,395,599
Household Durables: 3.5%
28,940	Cavco Industries, Inc. 1	5,954,694

Interactive Media & Services: 1.9%
198,510	ZipRecruiter, Inc. – Class A [1]	3,275,415

IT Services: 2.8%
302,560	Verra Mobility Corp. [1]	4,650,347

Leisure Products: 2.9%
251,560	Topgolf Callaway Brands Corp. [1]	4,845,046

Life Sciences Tools & Services: 1.4%
55,350	Azenta, Inc.	2,372,301

Oil, Gas & Consumable Fuels: 1.9%
164,965	Magnolia Oil & Gas Corp. – Class A	3,267,957

Pharmaceuticals: 0.9%
33,305	Intra-Cellular Therapies, Inc. [1]	1,549,682

Professional Services: 3.1%
122,560	KBR, Inc.	5,297,043

Real Estate Management & Development: 3.9%
54,603	FirstService Corp.	6,498,303

Semiconductors & Semiconductor Equipment: 7.3%
124,225	MACOM Technology
	Solutions Holdings, Inc. [1]	6,433,613
59,757	Onto Innovation, Inc. [1]	3,827,436
16,490	Silicon Laboratories, Inc. [1]	2,035,525
		12,296,574
Software: 12.3%
125,850	DoubleVerify Holdings, Inc. [1]	3,441,998
46,060	Five9, Inc. [1]	3,453,579
35,245	Manhattan Associates, Inc. [1]	4,688,642
54,515	SPS Commerce, Inc. [1]	6,772,398
71,595	Tenable Holdings, Inc. [1]	2,491,506
		20,848,123
Specialty Retail: 2.1%
50,680	Floor & Decor
	Holdings, Inc. – Class A [1]	3,560,777

Total Common Stocks
(Cost $169,076,626)		147,129,882

The accompanying notes are an integral part of these financial statements.

Emerging Opportunity Fund | Schedule of Investments at September 30, 2022 (Unaudited) (Continued)

Shares	Value
Short-Term Investments: 13.8%

Money Market Funds: 13.8%
23,363,997	Federated Hermes U.S. Treasury
Cash Reserves – Class I, 2.449% [2]	$23,363,997

Total Money Market Funds
(Cost $23,363,997)	23,363,997

Total Short-Term Investments
(Cost $23,363,997)	23,363,997

Total Investments in Securities: 100.9%
(Cost $192,440,623)	170,493,879
Liabilities in Excess of Other Assets: (0.9)%	(1,491,917)
Total Net Assets: 100.0%	$169,001,962

[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of September 30, 2022.

The Global Industry Classifications Standard (GICS®) sector and industry classifications was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Osterweis Capital Management.

The accompanying notes are an integral part of these financial statements.

Total Return Fund | Schedule of Investments at September 30, 2022 (Unaudited)

Principal
Amount		Value
Bonds: 63.9%
Corporate Bonds: 19.6%

Air Freight & Logistics: 1.7%
	American Airlines 2019-1 Class B
	Pass Through Trust
$762,530	3.850%, 02/15/2028	$618,113
	British Airways 2021-1 Class A
	Pass Through Trust
1,791,854	2.900%, 03/15/2035	1,461,601
		2,079,714
Airlines: 1.7%
	Air Canada 2020-2 Class A
	Pass Through Trust
811,445	5.250%, 04/01/2029	764,458
	British Airways 2020-1 Class A
	Pass Through Trust
546,449	4.250%, 11/15/2032	493,352
	United Airlines 2020-1 Class A
	Pass Through Trust
822,706	5.875%, 10/15/2027	794,965
		2,052,775
Automobiles: 0.8%
	General Motors Co.
1,000,000	6.125%, 10/01/2025	1,001,487

Banks: 4.9%
	Bank of America Corp.
1,000,000	4.250%, 10/22/2026	951,642
	Citigroup, Inc.
1,000,000	4.141% (SOFR + 1.372%),
	05/24/2025 [1]	1,000,074
	JP Morgan Chase & Co.
1,000,000	6.276% (3 Month LIBOR
	USD + 3.470%), 01/30/2023 [1,6]	999,993
	JPMorgan Chase & Co.
1,003,000	5.597% (3 Month LIBOR
	USD + 3.320%), 10/01/2022 [1,6]	1,003,000
	The PNC Financial Services Group, Inc.
1,000,000	6.460% (3 Month LIBOR
	USD + 3.678%), 11/01/2022 [1,6]	997,073
1,000,000	6.000% (5 Year CMT Rate +
	3.000%), 05/15/2027 [1,6,10]	930,000
		5,881,782
Capital Markets: 1.4%
	Morgan Stanley
1,000,000	4.350%, 09/08/2026	954,113
1,000,000	2.484% (SOFR + 1.360%),
	09/16/2036 [1,10]	717,670
		1,671,783
Chemicals: 0.8%
	Celanese US Holdings LLC
1,000,000	5.900%, 07/05/2024	987,163

Diversified Financial Services: 0.7%
	Aviation Capital Group LLC
1,000,000	1.950%, 01/30/2026	840,594

Electric Utilities: 1.9%
	Alabama Power Co.
1,000,000	3.050%, 03/15/2032	848,117
	Edison International
660,000	5.000% (5 Year CMT Rate +
	3.901%), 12/15/2026 [1,6,10]	523,050
	Southern California Edison Co.
1,000,000	0.975%, 08/01/2024	927,681
		2,298,848
Electronic Equipment,
Instruments & Components: 0.8%
	TD SYNNEX Corp.
1,000,000	1.250%, 08/09/2024	920,459

Health Care Providers & Services: 0.8%
	UnitedHealth Group, Inc.
1,000,000	4.200%, 05/15/2032	929,285

Hotels, Restaurants & Leisure: 0.8%
	Hyatt Hotels Corp.
1,000,000	3.153% (SOFR + 1.050%),
	10/01/2023 [1]	1,000,000

Insurance: 0.8%
	Metropolitan Life Global Funding I
1,000,000	2.800%, 03/21/2025	948,344
	SBL Holdings, Inc.
25,000	6.500% (5 Year CMT Rate +
	5.620%), 11/13/2026 [1,6,10]	18,875
		967,219
Interactive Media & Services: 0.7%
	Meta Platforms, Inc.
1,000,000	4.450%, 08/15/2052	817,897

Media: 0.5%
	Comcast Corp.
1,000,000	2.887%, 11/01/2051	627,996

Oil, Gas & Consumable Fuels: 0.7%
	Energy Transfer L.P.
1,000,000	6.500% (5 Year CMT Rate +
	5.694%), 11/15/2026 [1,6,10]	875,291

The accompanying notes are an integral part of these financial statements.

Total Return Fund | Schedule of Investments at September 30, 2022 (Unaudited) (Continued)

Principal
Amount		Value
Trading Companies & Distributors: 0.6%
	Air Lease Corp.
$1,000,000	4.125% (5 Year CMT Rate +
	3.149%), 12/15/2026 [1,6,10]	$688,718

Total Corporate Bonds
(Cost $26,051,559)		23,641,011

Asset Backed Securities: 18.8%

	Aaset 2021-2 Trust 2021-2
955,271	2.798%, 01/15/2047	757,505
	American Credit Acceptance
	Receivables Trust 2021-1
1,500,000	1.140%, 03/15/2027	1,433,461
	American Credit Acceptance
	Receivables Trust 2021-2
1,000,000	0.970%, 07/13/2027	975,651
	Carvana Auto Receivables
	Trust 2021-N1
662,919	1.300%, 01/10/2028	629,738
	Carvana Auto Receivables
	Trust 2021-N2
1,000,000	1.270%, 03/10/2028	937,280
	CLI Funding VIII LLC
2,098,988	1.640%, 02/18/2046	1,801,104
	CPS Auto Receivables Trust 2019-C
114,174	3.170%, 06/16/2025	113,846
	Credit Acceptance Auto
	Loan Trust 2021-3
750,000	1.380%, 07/15/2030	681,071
	DT Auto Owner Trust 2019-1
1,000,000	4.940%, 02/17/2026	1,000,219
	DT Auto Owner Trust 2021-1
500,000	0.840%, 10/15/2026	479,770
	FCI Funding 2021-1 LLC 2021-1
212,966	1.130%, 04/15/2033	206,618
	Flagship Credit Auto Trust 2018-2
171,669	4.230%, 09/16/2024	171,144
	Flagship Credit Auto Trust 2019-2
126,837	3.090%, 05/15/2025	126,120
	Flagship Credit Auto Trust 2020-4
500,000	1.280%, 02/16/2027	477,231
	Flagship Credit Auto Trust 2021-2
1,000,000	1.270%, 06/15/2027	919,778
	HERO Funding Trust 2021-1
616,922	2.240%, 09/20/2051	533,204
	MVW 2021-1W LLC
316,546	1.440%, 01/22/2041	288,590
	Navigator Aircraft ABS Ltd.
1,415,179	2.771%, 11/15/2046 [11]	1,206,066
	Nyctl 2021-A Trust 2021-A
672,009	2.100%, 11/10/2034	644,145
	OnDeck Asset
	Securitization Trust III LLC
1,000,000	2.280%, 05/17/2027	905,574
	Progress Residential 2021-SFR1
500,000	1.555%, 04/17/2038	422,597
	Santander Drive Auto
	Receivables Trust 2019-2
884,717	3.220%, 07/15/2025	879,965
	Santander Drive Auto
	Receivables Trust 2021-2
1,000,000	1.350%, 07/15/2027	943,185
	Stonepeak 2021-1 ABS 2021-1
866,970	2.301%, 02/28/2033	770,616
	Thrust Engine Leasing 2021 DAC
1,904,578	4.163%, 07/15/2040	1,595,987
	Triton Container Finance VIII LLC
1,745,000	1.860%, 03/20/2046	1,468,757
	Westlake Automobile
	Receivables Trust 2019-2
965,000	4.020%, 04/15/2025	961,220
	Westlake Automobile
	Receivables Trust 2020-1
266,562	2.520%, 04/15/2025	265,216
	Westlake Automobile
	Receivables Trust 2020-3
87,000	1.240%, 11/17/2025	84,686
	Westlake Automobile
	Receivables Trust 2021-2
1,000,000	1.230%, 12/15/2026	923,817
		22,604,161
Total Asset Backed Securities
(Cost $24,825,071)		22,604,161

Commercial Mortgage-Backed Securities: 1.6%

	BX Commercial Mortgage
	Trust 2021-VOLT
	Series BX 2021-VOLT C
1,000,000	3.918% (1 Month LIBOR
	USD + 1.100%), 09/15/2036 [1]	928,357
	Life 2021-BMR Mortgage Trust
	Series LIFE 2021-BMR C
982,970	3.918% (1 Month LIBOR
	USD + 1.100%), 03/15/2038 [1]	938,035
		1,866,392
Total Commercial Mortgage-Backed Securities
(Cost $1,982,970)		1,866,392

The accompanying notes are an integral part of these financial statements.

Total Return Fund | Schedule of Investments at September 30, 2022 (Unaudited) (Continued)

Principal
Amount		Value
Mortgage Backed Securities: 18.2%

	Federal Home Loan Mortgage
	Corporation: 5.8%
	FR SD8258
$7,170,663	5.000%, 10/01/2052	$7,008,309

	Federal Home Loan Mortgage
	Corporation REMICS: 2.3%
	Series FHR 2512 SI
151,394	4.682% (1 Month LIBOR
	USD + 7.500%), 04/15/2024 [1,2,8]	1,951
	Series FHR 4048 IK
1,834,006	3.000%, 05/15/2027 [2]	74,794
	Series FHR 4093 DS
3,815,619	3.482% (1 Month LIBOR
	USD + 6.300%), 08/15/2027 [1,2,8]	140,422
	Series FHR 4216 EI
2,197,013	3.000%, 06/15/2028 [2]	129,617
	Series FHR 4360 BI
972,011	2.500%, 11/15/2028 [2]	30,926
	Series FHR 4341 MI
1,109,382	4.000%, 11/15/2031 [2]	100,403
	Series FHR 4093 IB
1,430,475	4.000%, 08/15/2032 [2]	140,375
	Series FHR 4114 MI
1,728,755	3.500%, 10/15/2032 [2]	178,025
	Series FHR 4170 IU
2,640,456	3.000%, 02/15/2033 [2]	246,809
	Series FHR 3171 OJ
739,159	N/A%, 06/15/2036 [3,7]	580,694
	Series FHR 3824 LS
493,091	4.282% (1 Month LIBOR
	USD + 7.100%), 08/15/2036 [1,2,8]	61,689
	Series FHR 3236 KF
61,093	3.118% (1 Month LIBOR
	USD + 0.300%), 11/15/2036 [1]	60,219
	Series FHR 3339 JS
29,137	24.520% (1 Month LIBOR
	USD + 42.835%), 07/15/2037 [1,8]	40,129
	Series FHR 3380 FM
143,037	3.408% (1 Month LIBOR
	USD + 0.590%), 10/15/2037 [1]	140,931
	Series FHR 3721 FB
112,285	3.318% (1 Month LIBOR
	USD + 0.500%), 09/15/2040 [1]	111,745
	Series FHR 4105 LS
2,148,908	3.332% (1 Month LIBOR
	USD + 6.150%), 08/15/2041 [1,2,8]	103,554
	Series FHR 3933 QS
1,515,669	3.232% (1 Month LIBOR
	USD + 6.050%), 10/15/2041 [1,2,8]	109,266
	Series FHR 4340 US
1,054,654	3.782% (1 Month LIBOR
	USD + 6.600%), 05/15/2042 [1,2,8]	145,746
	Series FHR 4076 LF
150,868	3.118% (1 Month LIBOR
	USD + 0.300%), 07/15/2042 [1]	148,184
	Series FHR 4495 PI
192,016	4.000%, 09/15/2043 [2]	18,817
	Series FHR 4313 CS
1,996,433	3.232% (1 Month LIBOR
	USD + 6.050%), 03/15/2044 [1,2,8]	198,824
	Series FHR 4911 IH
723,345	4.000%, 04/15/2049 [2]	62,443
		2,825,563
	Federal Home Loan Mortgage
	Corporation Strips: 0.2%
	Series FHS 288 IO
1,199,958	3.000%, 10/15/2027 [2]	61,767
	Series FHS 272 F2
205,106	3.368% (1 Month LIBOR
	USD + 0.550%), 08/15/2042 [1]	209,617
		271,384
	Federal National Mortgage
	Association Interest Strips: 0.4%
	Pool FNS 419 C1
2,566,912	2.500%, 09/25/2028 [2]	127,985
	Pool FNS 419 C2
3,088,885	3.000%, 05/25/2029 [2]	169,998
	Pool FNS 421 C4
1,208,089	4.500%, 01/25/2030 [2]	95,121
	Pool FNS 421 C3
89,342	4.000%, 07/25/2030 [2]	7,453
	Pool FNS 387 7
328,899	5.500%, 04/25/2038 [2]	100,015
		500,572
	Federal National Mortgage
	Association Pool: 2.2%
	FN AL2519
676,218	4.500%, 07/01/2040	663,334
	FN AS5460
642,135	3.500%, 07/01/2045	590,868
	FN AS6520
841,854	3.500%, 01/01/2046	769,999
	FN MA3101
698,492	4.500%, 08/01/2047	677,841
		2,702,042
	Federal National Mortgage
	Association REMICS: 4.1%
	Series FNR 1996-45 SI
85,894	4.166% (1 Month LIBOR
	USD + 7.250%), 02/25/2024 [1,2,8]	1,391

The accompanying notes are an integral part of these financial statements.

Total Return Fund | Schedule of Investments at September 30, 2022 (Unaudited) (Continued)

Principal
Amount		Value
	Federal National Mortgage
	Association REMICS: 4.1% (Continued)
	Series FNR 1997-65 SI
$389,407	5.620% (1 Month LIBOR
	USD + 8.000%), 09/17/2027 [1,2,8]	$18,917
	Series FNR 2012-139 DI
2,899,169	3.000%, 12/25/2027 [2]	123,991
	Series FNR 2013-29 BI
3,576,564	2.500%, 04/25/2028 [2]	175,018
	Series FNR 2015-34 AI
266,097	4.500%, 06/25/2030 [2]	1,948
	Series FNR 2010-119 PS
2,113,843	3.616% (1 Month LIBOR
	USD + 6.700%), 09/25/2030 [1,2,8]	101,790
	Series FNR 2016-8 CI
5,262,343	3.000%, 03/25/2031 [2]	383,736
	Series FNR 2013-51 PI
1,882,927	3.000%, 11/25/2032 [2]	181,166
	Series FNR 2014-81 TI
334,546	4.500%, 12/25/2034 [2]	30,478
	Series FNR 2016-24 IB
4,057,763	3.500%, 05/25/2036 [2]	442,702
	Series FNR 2007-2 FT
190,080	3.334% (1 Month LIBOR
	USD + 0.250%), 02/25/2037 [1]	186,643
	Series FNR 2016-78 CS
2,483,732	3.016% (1 Month LIBOR
	USD + 6.100%), 05/25/2039 [1,2,8]	187,071
	Series FNR 2012-82 PS
1,646,313	3.016% (1 Month LIBOR
	USD + 6.100%), 08/25/2041 [1,2,8]	69,347
	Series FNR 2011-100 S
2,819,506	3.366% (1 Month LIBOR
	USD + 6.450%), 10/25/2041 [1,2,8]	295,868
	Series FNR 2012-15 SW
3,018,601	2.866% (1 Month LIBOR
	USD + 5.950%), 03/25/2042 [1,2,8]	305,192
	Series FNR 2012-79 FM
117,395	3.534% (1 Month LIBOR
	USD + 0.450%), 07/25/2042 [1]	116,514
	Series FNR 2012-128 ST
1,067,484	3.066% (1 Month LIBOR
	USD + 6.150%), 11/25/2042 [1,2,8]	166,236
	Series FNR 2013-22 TO
331,991	N/A%, 03/25/2043 [3,7]	206,856
	Series FNR 2013-20 QS
4,263,675	3.066% (1 Month LIBOR
	USD + 6.150%), 03/25/2043 [1,2,8]	475,797
	Series FNR 2014-37 PI
689,564	5.500%, 06/25/2044 [2]	85,025
	Series FNR 2014-50 WS
465,753	3.116% (1 Month LIBOR
	USD + 6.200%), 08/25/2044 [1,2,8]	32,410
	Series FNR 2016-83 BS
357,191	3.016% (1 Month LIBOR
	USD + 6.100%), 11/25/2046 [1,2,8]	35,403
	Series FNR 2018-51 IO
478,390	6.500%, 07/25/2048 [2]	67,750
	Series FNR 2019-41 SB
1,168,852	2.966% (1 Month LIBOR
	USD + 6.050%), 08/25/2049 [1,2,8]	124,781
	Series FNR 2020-88 QI
11,071,174	2.000%, 05/25/2050 [2]	1,143,919
		4,959,949
	Goldman Sachs Mortgage-Backed
	Securities Corp Trust: 0.4%
	Series GSMBS 2020-PJ4 A2
506,361	3.000%, 01/25/2051	425,491

	Government National
	Mortgage Association: 0.6%
	Series GNR 2014-74 GI
127,700	4.000%, 05/16/2029 [2]	4,187
	Series GNR 2010-47 BX
264,085	3.611% (1 Month LIBOR
	USD + 6.550%), 08/16/2034 [1,2,8]	10,505
	Series GNR 2011-61 WS
2,985,582	3.456% (1 Month LIBOR
	USD + 6.470%), 02/20/2038 [1,2,8]	152,433
	Series GNR 2010-6 FG
108,843	3.539% (1 Month LIBOR
	USD + 0.600%), 01/16/2040 [1]	109,097
	Series GNR 2016-31 CS
3,528,374	3.236% (1 Month LIBOR
	USD + 6.250%), 07/20/2044 [1,2,8]	384,041
	Series GNR 2016-112 WI
4,440,020	0.184%, 03/20/2045 [2]	64,961
		725,224
	JP Morgan Mortgage Trust: 0.4%
	Series JPMMT 2014-IVR3 3A1
188,852	2.722%, 09/25/2044	185,730
	Series JPMMT 2020-7 A3
336,608	3.000%, 01/25/2051	283,372
		469,102
	RCKT Mortgage Trust 2021-6 – 0: 1.3%
	Series RCKT 2021-6 A1
1,872,219	2.500%, 12/25/2051	1,499,904

	Wells Fargo Mortgage Backed
	Securities Trust: 0.5%
	Series WFMBS 2019-4 A17
58,831	3.490%, 09/25/2049	52,275
	Series WFMBS 2020-3 A3
152,788	3.000%, 06/25/2050	147,249
	Series WFMBS 2020-4 A1
456,635	3.000%, 07/25/2050	383,115
		582,639
Total Mortgage Backed Securities
(Cost $27,104,713)		21,970,179

The accompanying notes are an integral part of these financial statements.

Total Return Fund | Schedule of Investments at September 30, 2022 (Unaudited) (Continued)

Principal
Amount		Value
United States Government Securities: 5.7%

	United States Treasury Note/Bonds
$5,000,000	2.750%, 04/30/2023	$4,964,789
2,000,000	1.375%, 09/30/2023	1,943,438
		6,908,227
Total United States Government Securities
(Cost $6,945,217)		6,908,227

Total Bonds
(Cost $86,909,530)		76,989,970

Short-Term Investments: 34.9%
Commercial Paper: 22.3%

Automobiles: 3.3%
	General Motors Financial Co., Inc.
2,000,000	3.690%, 10/26/2022 [5]	1,994,648
	Harley-Davidson FDG Corp.
2,000,000	3.908%, 10/19/2022 [5]	1,996,228
		3,990,876
Building Products: 1.7%
	Fortune Brands Home & Security, Inc.
2,000,000	3.811%, 10/24/2022 [5]	1,995,320

Capital Markets: 1.6%
	Brookfield US Holdings Inc.
2,000,000	3.846%, 11/02/2022 [5]	1,993,926

Chemicals: 5.0%
	DuPont de Nemours, Inc.
2,000,000	3.040%, 10/17/2022 [5]	1,996,827
2,000,000	3.585%, 11/09/2022 [5]	1,992,160
	FMC Corp.
2,000,000	3.058%, 10/03/2022 [5]	1,999,397
		5,988,384
Diversified Telecommunication Services: 1.6%
	Verizon Communications, Inc.
2,000,000	3.514%, 11/08/2022 [5]	1,992,228

Electronic Equipment,
Instruments & Components: 1.7%
	Jabil, Inc.
2,000,000	3.443%, 10/17/2022 [5]	1,996,336

Equity Real Estate Investment Trusts – REITS: 0.8%
	Crown Castle International Corp.
1,000,000	3.409%, 10/06/2022 [5]	999,396

Household Products: 1.7%
	GSK Consumer
	Healthcare Capital UK Plc
2,000,000	3.007%, 10/05/2022 [5]	1,999,075

Machinery: 1.7%
	Parker-Hannifin Corp.
2,000,000	3.125%, 10/21/2022 [5]	1,996,216

Textiles, Apparel & Luxury Goods: 1.6%
	V F Corp.
2,000,000	3.800%, 11/14/2022 [5]	1,991,650

Wireless Telecommunication Services: 1.6%
	AT&T, Inc.
2,000,000	3.460%, 10/28/2022 [5]	1,994,658

Total Commercial Paper
(Cost $26,939,557)		26,938,065

United States Government Securities: 2.1%

	United States Treasury Bills
1,000,000	0.213%, 11/03/2022 [5,9]	997,715
1,500,000	2.884%, 01/12/2023 [5,9]	1,486,560

Total United States Government Securities
(Cost $2,487,600)		2,484,275

Shares
Money Market Funds: 10.5%

12,687,602	Morgan Stanley Institutional
	Liquidity Funds – Government
	Portfolio, 2.803% [4]	12,687,602

Total Money Market Funds
(Cost $12,687,602)		12,687,602

Total Short-Term Investments
(Cost $42,114,759)		42,109,942

Total Investments in Securities: 98.8%
(Cost $129,024,289)		119,099,912
Other Assets in Excess of Liabilities: 1.2%		1,492,805
Total Net Assets: 100.0%		$120,592,717

CMT – Constant Maturity Treasury Rate
LIBOR – London Interbank Offered Rate
SOFR – Secured Overnight Financing Rate
USD – United States Dollar
[1]	Variable rate security; rate shown is the rate in effect on September 30, 2022.
[2]	Interest Only Security.
[3]	Principal Only Security.
[4]	Annualized seven-day effective yield as of September 30, 2022.
[5]	Rate represents the yield to maturity from purchase price.
[6]	Perpetual call date security. Date shown is next call date.
[7]	Zero Coupon Security.
[8]	Inverse floating rate security. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a ceiling or floor.

The accompanying notes are an integral part of these financial statements.

Total Return Fund | Schedule of Investments at September 30, 2022 (Unaudited) (Continued)

[9]
The security or a portion of the security has been deposited as initial margin on open futures contracts and another portion is designated as collateral for futures contracts.  As of September 30, 2022, the value of securities designated as collateral was $2,375,000, or 2.0% of net assets.

[10]	Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on September 30, 2022.
[11]	Step-up bond. The interest rate will step up if the issuer does not redeem the bond by an expected redemption date. The interest rate shown is the rate in effect as of September 30, 2022.

The Global Industry Classifications Standard (GICS®) sector and industry classifications was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Osterweis Capital Management.

Schedule of Futures Contracts at September 30, 2022 (Unaudited)

The Fund had the following futures contracts outstanding with ADM:

Short Futures			Unrealized
Contracts	Number of	Notional	Appreciation	Notional
Outstanding	Contracts	Amount	(Depreciation)	Value
US 10 Ultra
Long Bond
Future
(12/2022)	(75)	$(8,760,937)	$(125,391)	$(8,886,328)
US 10 Year
NOTE CBT
(12/2022)	(100)	(11,270,313)	64,063	(11,206,250)
US 5 Year
Note CBT
(12/2022)	(125)	(13,589,844)	151,367	(13,438,477)
US 2 Year
Note CBT
(12/2022)	(150)	(31,046,484)	237,890	(30,808,594)
		$(64,667,578)	$327,929	$(64,339,649)

CBT – Chicago Board of Trades

The accompanying notes are an integral part of these financial statements.

Osterweis Funds | Statements of Assets and Liabilities at September 30, 2022 (Unaudited)

			Growth &	Emerging
	Osterweis	Strategic	Income	Opportunity	Total Return
	Fund	Income Fund	Fund	Fund	Fund
ASSETS
Investments in unaffiliated securities, at value
(cost $104,068,722, $4,972,385,352, $131,042,151,
$192,440,623, and $129,024,289, respectively)	$132,253,699	$4,410,143,071	$142,684,586	$170,493,879	$119,099,912
Investments in affiliated securities, at value (cost $—,
$49,000,000, $1,000,000, $—, and $—, respectively)	—	42,091,980	859,000	—	—
Cash	—	374,624	6,060	—	—
Receivables:
Investment securities sold	1,963,897	—	1,219,767	—	956,876
Fund shares sold	88,194	6,439,376	10,176	396,088	57,595
Dividends and interest	135,389	68,307,016	853,152	111,739	551,910
Variation margin	—	—	—	—	453,320
Prepaid expenses	16,828	70,410	14,265	8,841	9,507
Total assets	134,458,007	4,527,426,477	145,647,006	171,010,547	121,129,120

LIABILITIES
Payables:
Investment securities purchased	524,021	4,045,448	286,626	1,725,321	—
Fund shares redeemed	35,000	8,132,717	25,367	87,701	229,751
Distributions to shareholders	—	—	—	—	74,319
Investment advisory fees, net	91,984	2,752,944	94,776	132,892	45,572
Variation margin Payable	—	—	—	—	125,391
Administration fees	10,906	173,972	7,206	9,681	6,540
Custody fees	2,834	75,569	2,764	7,044	4,631
Fund accounting fees	186	119,988	6,792	5,850	7,723
Transfer agent fees	8,402	474,793	6,100	19,384	14,401
Trustee fees	5,837	11,757	2,025	3,051	2,684
Audit fees	18,721	12,973	11,783	10,569	10,654
Chief Compliance Officer fees	81	1,659	1,852	1,195	8,843
Other accrued expenses	6,366	20,005	7,499	5,897	5,894
Total Liabilities	704,338	15,821,825	452,790	2,008,585	536,403
NET ASSETS	$133,753,669	$4,511,604,652	$145,194,216	$169,001,962	$120,592,717

COMPUTATION OF NET ASSETS:
Net assets value (unlimited shares authorized):	$133,753,669	$4,511,604,652	$145,194,216	$169,001,962	$120,592,717
Shares (unlimited number of shares
authorized without par value)	8,228,050	449,007,570	9,653,423	15,140,132	12,939,743
Net assets value, offering, and
redemption price per share	$16.26	$10.05	$15.04	$11.16	$9.32

COMPONENTS OF NET ASSETS:
Paid-in capital	$99,241,491	$5,494,270,609	$122,546,868	$220,444,808	$136,025,621
Total distributable (accumulated) earnings (losses)	34,512,178	(982,665,957)	22,647,348	(51,442,846)	(15,432,904)
Net assets	$133,753,669	$4,511,604,652	$145,194,216	$169,001,962	$120,592,717

The accompanying notes are an integral part of these financial statements.

Osterweis Funds | Statements of Operations For the Six Months Ended September 30, 2022 (Unaudited)

			Growth &	Emerging
	Osterweis	Strategic	Income	Opportunity	Total Return
	Fund	Income Fund	Fund	Fund	Fund
INVESTMENT INCOME
Income:
Dividends from unaffiliated investments	$822,620	$799,125	$858,364	$188,937	$1,192
(net of $2,637, $—, $3,225, $3,478,
and $—, respectively, in foreign
withholding taxes and issuance fees)
Dividends from affiliated investments	—	1,868,126	38,126	—	—
Interest	136,934	128,593,275	1,388,712	164,968	1,180,497
Other income	1,334	6,602	1,328	1,363	6,539
Total investment income	960,888	131,267,128	2,286,530	355,268	1,188,228

EXPENSES
Investment advisory fees	584,092	17,830,799	600,834	869,890	296,973
Administration fees	25,703	519,887	22,690	23,228	19,460
Fund accounting fees	7,004	356,264	19,710	12,346	21,405
Sub-transfer agent fees	17,694	1,975,029	12,639	54,269	27,331
Transfer agent fees	16,741	204,463	15,060	22,230	13,589
Audit fees	20,166	14,418	13,077	11,714	11,799
Registration fees	10,206	46,480	15,533	11,900	10,725
Trustee fees	12,302	47,836	8,540	9,511	9,003
Miscellaneous expense	3,784	35,892	7,450	4,890	4,331
Custody fees	5,088	142,333	5,387	10,903	7,281
Chief Compliance Officer fees	3,747	5,326	5,519	4,861	12,509
Legal fees	5,407	5,558	4,080	4,652	5,453
Reports to shareholders	3,530	68,034	1,415	5,525	1,754
Insurance expense	2,063	14,924	3,001	4,884	2,984
Futures commissions merchant interest expense	—	—	—	—	727
Total expenses	717,527	21,267,243	734,935	1,050,803	445,325
Fees (waived) recouped by the Adviser	22,322	—	—	(93,924)	—
Net expenses	739,849	21,267,243	734,935	956,879	445,325
Net investment income (loss)	221,039	109,999,885	1,551,595	(601,611)	742,903

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(3,632,899)	748,012	1,481,938	(13,524,821)	(8,418,634)
Futures contracts	—	—	—	—	2,720,481
Change in net unrealized appreciation/depreciation on:
Investments	(31,023,453)	(500,636,210)	(28,750,458)	(26,506,345)	(651,397)
Affiliated investments	—	(14,379,148)	(293,452)	—	—
Futures contracts	—	—	—	—	264,576
Net realized and unrealized
gain (loss) on investments	(34,656,352)	(514,267,346)	(27,561,972)	(40,031,166)	(6,084,974)
Net increase (decrease) in net assets
resulting from operations	$(34,435,313)	$(404,267,461)	$(26,010,377)	$(40,632,777)	$(5,342,071)

The accompanying notes are an integral part of these financial statements.

Osterweis Fund | Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	September 30, 2022	March 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income (loss)	$221,039	$(128,995)
Net realized gain (loss) on investments and distributions	(3,632,899)	21,894,242
Change in net unrealized appreciation/depreciation of investments	(31,023,453)	(12,303,567)
Net increase (decrease) in net assets resulting from operations	(34,435,313)	9,461,680

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	—	(17,968,550)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares [1]	(8,772,708)	16,556,412
Total increase (decrease) in net assets	(43,208,021)	8,049,542

NET ASSETS
Beginning of period/year	176,961,690	168,912,148
End of period/year	$133,753,669	$176,961,690

[1]	A summary of share transactions is as follows:

	Six Months Ended		Year Ended
	September 30, 2022		March 31, 2022
	Shares	Value	Shares	Value
Shares sold	101,311	$1,841,811	430,612	$9,412,570
Shares issued in reinvestment of distributions	—	—	790,930	17,107,842
Shares redeemed	(566,313)	(10,614,519)	(444,825)	(9,964,000)
Net increase (decrease)	(465,002)	$(8,772,708)	776,717	$16,556,412

The accompanying notes are an integral part of these financial statements.

Strategic Income Fund | Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	September 30, 2022	March 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income (loss)	$109,999,885	$224,595,484
Net realized gain (loss) on investments and distributions	748,012	108,256,664
Change in unrealized appreciation/depreciation on investments	(500,636,210)	(225,910,564)
Change in unrealized appreciation/depreciation on affiliated investments	(14,379,148)	(3,017,808)
Net increase (decrease) in net assets resulting from operations	(404,267,461)	103,923,776

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(113,422,643)	(221,810,712)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares [1]	(360,767,060)	304,059,065
Total increase (decrease) in net assets	(878,457,164)	186,172,129

NET ASSETS
Beginning of period/year	5,390,061,816	5,203,889,687
End of period/year	$4,511,604,652	$5,390,061,816

[1]	A summary of share transactions is as follows:

	Six Months Ended		Year Ended
	September 30, 2022		March 31, 2022
	Shares	Value	Shares	Value
Shares sold	82,296,656	$874,597,409	128,821,112	$1,479,116,650
Shares issued in reinvestment of distributions	9,680,186	100,291,158	17,180,037	195,883,020
Shares redeemed	(126,539,427)	(1,335,655,627)	(119,966,375)	(1,370,940,605)
Net increase (decrease)	(34,562,585)	$(360,767,060)	26,034,774	$304,059,065

The accompanying notes are an integral part of these financial statements.

Growth & Income Fund | Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	September 30, 2022	March 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income (loss)	$1,551,595	$2,459,121
Net realized gain (loss) on investments and distributions	1,481,938	15,099,827
Change in net unrealized appreciation/depreciation of investments	(28,750,458)	(5,743,024)
Change in unrealized appreciation/depreciation on affiliated investments	(293,452)	(61,588)
Net increase (decrease) in net assets resulting from operations	(26,010,377)	11,754,336

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(1,398,658)	(13,234,956)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares [1]	1,566,718	15,240,238
Total increase (decrease) in net assets	(25,842,317)	13,759,618

NET ASSETS
Beginning of period/year	171,036,533	157,276,915
End of period/year	$145,194,216	$171,036,533

[1]	A summary of share transactions is as follows:

	Six Months Ended		Year Ended
	September 30, 2022		March 31, 2022
	Shares	Value	Shares	Value
Shares sold	221,213	$3,714,945	716,232	$13,419,001
Shares issued in reinvestment of distributions	65,310	1,041,889	620,144	11,514,975
Shares redeemed	(192,962)	(3,190,116)	(523,566)	(9,693,738)
Net increase (decrease)	93,561	$1,566,718	812,810	$15,240,238

The accompanying notes are an integral part of these financial statements.

Emerging Opportunity Fund | Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	September 30, 2022	March 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income (loss)	$(601,611)	$(2,335,803)
Net realized gain (loss) on investments and distributions	(13,524,821)	4,005,086
Change in unrealized appreciation/depreciation on investments	(26,506,345)	(36,387,907)
Net increase (decrease) in net assets resulting from operations	(40,632,777)	(34,718,624)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	—	(44,290,126)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares [1]	15,469,756	41,458,646
Total increase (decrease) in net assets	(25,163,021)	(37,550,104)

NET ASSETS
Beginning of period/year	194,164,983	231,715,087
End of period/year	$169,001,962	$194,164,983

[1]	A summary of share transactions is as follows:

	Six Months Ended		Year Ended
	September 30, 2022		March 31, 2022
	Shares	Value	Shares	Value
Shares sold	2,990,492	$35,818,377	3,850,297	$70,459,601
Shares issued in reinvestment of distributions	—	—	1,876,104	31,143,309
Shares redeemed	(1,675,424)	(20,348,621)	(3,492,979)	(60,144,264)
Net increase (decrease)	1,315,068	$15,469,756	2,233,422	$41,458,646

The accompanying notes are an integral part of these financial statements.

Total Return Fund | Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	September 30, 2022	March 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income (loss)	$742,903	$1,088,745
Net realized gain (loss) on investments and futures contracts	(5,698,153)	712,207
Change in net unrealized appreciation/depreciation on investments and futures contracts	(386,821)	(7,120,668)
Net increase (decrease) in net assets resulting from operations	(5,342,071)	(5,319,716)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(773,467)	(1,464,552)[1]

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares [1]	(22,839,333)	(53,748,786)
Total increase (decrease) in net assets	(28,954,871)	(60,533,054)

NET ASSETS
Beginning of period/year	149,547,588	210,080,642
End of period/year	$120,592,717	$149,547,588

[1]	A summary of share transactions is as follows:

	Six Months Ended		Year Ended
	September 30, 2022		March 31, 2022
	Shares	Value	Shares	Value
Shares sold	3,197,210	$30,276,775	3,083,695	$31,326,779
Shares issued in reinvestment of distributions	43,707	413,707	82,646	834,741
Shares redeemed	(5,643,156)	(53,529,815)	(8,455,572)	(85,910,306)
Net increase (decrease)	(2,402,239)	$(22,839,333)	(5,289,231)	$(53,748,786)

The accompanying notes are an integral part of these financial statements.

Osterweis Fund | Financial Highlights

For a capital share outstanding throughout each period/year

	Six Months
	Ended
	September 30,
	2022	Year Ended March 31,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period/year	$20.36	$21.34	$14.68	$16.25	$19.15	$26.07

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) [1]	0.03	(0.02)	0.03	0.04	0.08	0.09
Net realized and unrealized
gain (loss) on investments	(4.13)	1.33	7.75	(0.31)	1.24	1.67
Total from investment operations	(4.10)	1.31	7.78	(0.27)	1.32	1.76

LESS DISTRIBUTIONS:
From net investment income	—	(0.19)	(0.10)	(0.07)	(0.76)	(1.49)
From net realized gain	—	(2.10)	(1.02)	(1.23)	(3.46)	(7.19)
Total distributions	—	(2.29)	(1.12)	(1.30)	(4.22)	(8.68)
Net asset value, end of period/year	$16.26	$20.36	$21.34	$14.68	$16.25	$19.15
Total return	(20.19)%[2]	5.49%	53.48%	(2.88)%	9.86%	5.94%

SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$133.8	$177.0	$168.9	$110.8	$128.5	$161.8
Portfolio turnover rate	24%[2]	38%	37%	35%	43%	47%

RATIOS OF EXPENSES TO AVERAGE NET ASSETS:
Before fees/expenses waived or recouped	0.92%[3]	0.96%	1.19%	1.19%	1.17%	1.14%
After fees/expenses waived or recouped	0.95%[3]	0.95%	0.95%	0.95%	0.95%	1.12%[4]

RATIOS OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees/expenses waived or recouped	0.31%[3]	(0.08)%	(0.08)%	(0.02)%	0.21%	0.36%
After fees/expenses waived or recouped	0.28%[3]	(0.07)%	0.16%	0.22%	0.43%	0.38%[4]

[1]	Calculated based on average shares outstanding during the period.
[2]	Not Annualized.
[3]	Annualized.
[4]
Effective January 1, 2018 the Adviser agreed to contractually limit expenses for the Fund to not exceed 0.95% of average net assets. Prior to January 1, 2018, Fund expenses were not subject to an expense limitation agreement.

The accompanying notes are an integral part of these financial statements.

Strategic Income Fund | Financial Highlights

For a capital share outstanding throughout each period/year

	Six Months
	Ended
	September 30,
	2022	Year Ended March 31,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period/year	$11.15	$11.37	$9.97	$11.05	$11.27	$11.26

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) [1]	0.23	0.47	0.45	0.47	0.50	0.51
Net realized and unrealized
gain (loss) on investments	(1.08)	(0.22)	1.40	(1.06)	-0.21	0.00 [2]
Total from investment operations	(0.85)	0.25	1.85	(0.59)	0.29	0.51

LESS DISTRIBUTIONS:
From net investment income	(0.25)	(0.47)	(0.45)	(0.49)	(0.51)	(0.50)
Total distributions	(0.25)	(0.47)	(0.45)	(0.49)	(0.51)	(0.50)
Net asset value, end of period/year	$10.05	$11.15	$11.37	$9.97	$11.05	$11.27
Total return	(9.05)%[3]	2.13%	18.73%	(5.63)%	2.67%	4.64%

SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$4,511.6	$5,390.1	$5,203.9	$3,995.6	$5,541.4	$6,058.0
Portfolio turnover rate	5%[3]	49%	60%	40%	46%	53%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Ratio of expenses to average net assets	0.85%[4]	0.84%	0.86%	0.86%	0.84%	0.84%

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Ratio of net investment income
to average net assets	4.40%[4]	4.10%	4.14%	4.32%	4.52%	4.49%

[1]	Calculated based on average shares outstanding during the period.
[2]	Does not round to $0.01 or $(0.01), as applicable.
[3]	Not Annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

Growth & Income Fund | Financial Highlights

For a capital share outstanding throughout each period/year

	Six Months
	Ended
	September 30,
	2022	Year Ended March 31,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period/year	$17.89	$17.98	$13.02	$14.30	$14.87	$14.77

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) [1]	0.16	0.27	0.23	0.23	0.28	0.39
Net realized and unrealized
gain (loss) on investments	(2.87)	1.10	5.35	(0.96)	0.44	0.49
Total from investment operations	(2.71)	1.37	5.58	(0.73)	0.72	0.88

LESS DISTRIBUTIONS:
From net investment income	(0.14)	(0.54)	(0.11)	(0.18)	(0.37)	(0.50)
From net realized gain	—	(0.92)	(0.51)	(0.37)	(0.92)	(0.28)
Total distributions	(0.14)	(1.46)	(0.62)	(0.55)	(1.29)	(0.78)
Net asset value, end of period/year	$15.04	$17.89	$17.98	$13.02	$14.30	$14.87
Total return	(12.98)%[2]	7.46%	43.15%	(5.67)%	5.69%	5.86%

SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$145.2	$171.0	$157.3	$110.0	$131.7	$178.9
Portfolio turnover rate	13%[2]	34%	51%	51%	47%	55%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Ratio of expenses to average net assets	0.92%[3]	0.97%	1.19%	1.20%	1.19%	1.15%

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Ratio of net investment income
to average net assets	1.94%[3]	1.44%	1.44%	1.57%	1.91%	2.56%

[1]	Calculated based on average shares outstanding during the period.
[2]	Not Annualized.
[3]	Annualized.

The accompanying notes are an integral part of these financial statements.

Emerging Opportunity Fund | Financial Highlights

For a capital share outstanding throughout each period/year

	Six Months
	Ended
	September 30,
	2022	Year Ended March 31,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period/year	$14.09	$19.99	$10.48	$12.06	$11.73	$10.62

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) [1]	(0.04)	(0.19)	(0.18)	(0.10)	(0.11)	(0.12)
Net realized and unrealized
gain (loss) on investments	(2.89)	(2.08)	11.81	(0.70)	1.25	3.26
Total from investment operations	(2.93)	(2.27)	11.63	(0.80)	1.14	3.14

LESS DISTRIBUTIONS:
From net realized gain	—	(3.68)	(2.12)	(0.78)	(0.81)	(2.03)
Total distributions	—	(3.68)	(2.12)	(0.78)	(0.81)	(2.03)
Net asset value, end of period/year	$11.16	$14.04	$19.99	$10.48	$12.06	$11.73
Total return	(35.60)%[2]	(14.14)%	111.27%	(7.60)%	11.12%	31.21%

SUPPLEMENTAL DATA:
Net asset value, end of period/year (millions)	$169.0	$194.2	$231.7	$90.2	$97.0	$63.4
Portfolio turnover rate	100%[2]	133%	111%	213%	215%	208%

RATIOS OF EXPENSES TO AVERAGE NET ASSETS:
Before fees/expenses waived or recouped	1.21%[3]	1.17%	1.19%	1.24%	1.22%	1.29%
After fees/expenses waived or recouped	1.10%[3]	1.10%	1.10%	1.13%[5]	1.25%[4]	1.27%[4]

RATIOS OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
Before fees/expenses waived or recouped	(0.80)%[3]	(1.05)%	(1.08)%	(0.88)%	(0.88)%	(1.04)%
After fees/expenses waived or recouped	(0.69)%[3]	(0.98)%	(0.99)%	(0.77)%[5]	(0.91)%[4]	(1.02)%[4]

[1]	Calculated based on average shares outstanding during the period.
[2]	Not Annualized.
[3]	Annualized.
[4]
Effective June 30, 2017 the Adviser agreed to contractually limit expenses for the Fund to not exceed 1.25% of average net assets. Prior to June 30, 2017, Fund expenses were limited to 1.50% of average net assets.

[5]
Effective June 30, 2019 the Adviser agreed to contractually limit expenses for the Fund to not exceed 1.10% of average net assets. Prior to June 30, 2017, Fund expenses were limited to 1.25% of average net assets.

The accompanying notes are an integral part of these financial statements.

Total Return Fund | Financial Highlights

For a capital share outstanding throughout each period/year

	Six Months
	Ended
	September 30,
	2022	Year Ended March 31,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period/year	$9.75	$10.18	$10.08	$10.14	$9.93	$10.23

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) [1]	0.05	0.06	0.12	0.26	0.33	0.35
Net realized and unrealized
gain (loss) on investments	(0.42)	(0.40)	0.31	0.01	0.23	(0.26)
Total from investment operations	(0.37)	(0.34)	0.43	0.27	0.56	0.09

LESS DISTRIBUTIONS:
From net investment income	(0.06)	(0.08)	(0.14)	(0.28)	(0.34)	(0.35)
From net realized gain	—	(0.01)	(0.19)	(0.05)	(0.01)	(0.04)
Total distributions	(0.06)	(0.09)	(0.33)	(0.33)	(0.35)	(0.39)
Net asset value, end of period/year	$9.32	$9.75	$10.18	$10.08	$10.14	$9.93
Total return	(7.23)%[2]	(3.41)%	4.25%	2.74%	5.78%	0.89%

SUPPLEMENTAL DATA:
Net asset value, end of period/year (millions)	$120.6	$149.5	$210.1	$158.3	$106.6	$102.2
Portfolio turnover rate	144%[2]	311%	616%	214%	163%	138%
Portfolio turnover rate excluding
to-be-announced (“TBA”) transactions [4]	61%	203%	—%	—%	—%	—%

RATIOS OF EXPENSES TO AVERAGE NET ASSETS:
Before fees/expenses waived or recouped	0.67%[3]	0.65%	0.65%	0.66%	0.67%	0.70%
After fees/expenses waived or recouped	0.67%[3]	0.65%	0.65%	0.66%	0.67%	0.75%

RATIOS OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees/expenses waived or recouped	1.13%[3]	0.59%	1.18%	2.51%	3.27%	3.47%
After fees/expenses waived or recouped	1.13%[3]	0.59%	1.18%	2.51%	3.26%	3.42%

[1]	Calculated based on average shares outstanding during the period.
[2]	Not Annualized.
[3]	Annualized.
[4]	See Note (1.D.) and (1.E.) regarding TBA transactions and mortgage dollar rolls.

The accompanying notes are an integral part of these financial statements.

Osterweis Funds | Notes to Financial Statements at September 30, 2022 (Unaudited)

Note 1 – Organization

The Osterweis Fund, Osterweis Strategic Income Fund, Osterweis Growth & Income Fund, Osterweis Emerging Opportunity Fund and Osterweis Total Return Fund (each a “Fund”, collectively the “Funds”) are diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies.” The Funds commenced operations on October 1, 1993, August 30, 2002, August 31, 2010, November 30, 2016 and December 30, 2016, respectively.

The investment objective of the Osterweis Fund is to attain long-term total returns, which it seeks by investing primarily in equity securities. The investment objective of the Osterweis Strategic Income Fund is to preserve capital and attain long- term total returns through a combination of current income and moderate capital appreciation, which it seeks by investing primarily in income bearing securities. The investment objective of the Osterweis Growth & Income Fund is to attain long- term total returns and capital preservation, which it seeks by investing in both equity and fixed income securities that the Adviser believes can deliver attractive long-term returns and enhanced capital preservation. The investment objective of the Osterweis Emerging Opportunity Fund is to attain long-term capital appreciation. The investment objective of the Osterweis Total Return Fund is to preserve capital and attain long-term total returns through a combination of current income and moderate capital appreciation. Osterweis Capital Management, Inc. and Osterweis Capital Management, LLC may be referred to individually or collectively as the “Adviser” or “Advisers” throughout this report.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”) and Master Limited Partnerships (“MLPs”), that are traded on U.S. national or foreign securities exchanges are valued either at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities which may include REITs, BDCs and MLPs that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using the evaluated mean price supplied by an approved independent pricing service. The independent pricing service may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Valuation Committee until September 7, 2022. After which Rule 2a-5 became effective.

Futures contracts are priced by an approved independent pricing service. Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Prior to the effectiveness of Rule 2a-5 on September 8, 2022, the Board of Trustees (the “Board”) had delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from the Funds’ administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”). The function of the Valuation Committee was to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures considered many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee were subsequently reviewed and

Osterweis Funds | Notes to Financial Statements at September 30, 2022 (Unaudited) (Continued)

ratified by the Board. The Valuation Committee served until September 7, 2022. Effective September 8, 2022, the Board approved Osterweis Capital Management (the “Adviser”), as the Funds’ valuation designee under Rule 2a-5.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments and derivative positions as of September 30, 2022:

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2022:

Osterweis Fund	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks [1]	$117,736,080	$—	$—	$117,736,080
Short-Term Investments	4,800,034	9,717,585	—	14,517,619
Total Assets:	$122,536,114	$9,717,585	$—	$132,253,699

[1] See Schedule of Investments for industry breakouts.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2022:

Osterweis Strategic Income Fund	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks [1,2]	$—	$—	$154,317,022	$154,317,022
Convertible Preferred Stocks [1,2]	15,069,647	—	42,091,980	57,161,627
Corporate Bonds [1,2]	—	3,310,213,804	13,002,248	3,323,216,052
Convertible Bonds [1]	—	241,687,043	—	241,687,043
Private Mortgage Backed Obligations [1,2]	—	—	10,985,298	10,985,298
Warrants [1]	402,270	—	—	402,270
Short-Term Investments	346,976,594	317,489,145	—	664,465,739
Total Assets:	$362,448,511	$3,869,389,992	$220,396,548	$4,452,235,051

[1] See Schedule of Investments for industry breakouts.
[2] See Schedule of Investments for disclosure of Level 3 securities.

Osterweis Funds | Notes to Financial Statements at September 30, 2022 (Unaudited) (Continued)

The Following is a reconciliation of the Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value:

				Private
		Convertible		Mortgage
	Common	Preferred	Corporate	Backed
	Stocks	Stocks	Bonds	Obligations	Warrants	Total
Balance as of March 31, 2022	$153,957,917	$56,471,128	$13,002,247	$15,204,036	$514,300	$239,149,628
Acquisitions	—	—	—	—	—	—
Dispositions	(1,495,000)	—	—	—	—	(1,495,000)
Accrued discounts/premiums	—	—	32,137	—	—	32,137
Realized gain (loss)	51,185	—	—	—	—	51,185
Change in unrealized
appreciation/depreciation	1,802,920	(14,379,148)	(32,137)	(4,218,738)	(514,300)	(17,341,403)
Transfer in and/or out of Level 3	—	—	—	—	—	—
Balance as of
September 30, 2022	$154,317,022	$42,091,980	$13,002,247	$10,985,298	$—	$220,396,547
Change in unrealized
appreciation/depreciation
for Level 3 investments
held at September 30, 2022	$1,802,920	$(14,379,148)	$(32,137)	$(4,218,738)	$—	$(16,827,103)

	Fair Value
Type of Security	at 9/30/22	Valuation Techniques	Unobservable Input	Input Value(s)
Common Stocks		Market Comparable	Discount Rate,
		Approach	EBITDA Multiple	3.0%/5.5x
		Broker Quotes	Market Data	$22.0000
	$154,317,022	Estimated Proceeds	Market Data	$0.0007514
Convertible		Convertible
Preferred Stocks	$42,091,980	Valuation Model	Adjustment to yield	200 bps
Corporate Bonds	$13,002,247	Issue Price	Market Data	$100.00
Private Mortgage
Backed Obligations	$10,985,298	Discounted Cash Flow	Adjustment to yield	344 bps
Warrants	$—	Black Scholes	Volatility	45%

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

The Valuation Committee oversaw valuation techniques through September 7, 2022. Effective September 8, 2022, the Adviser, as the Funds’ valuation designee, oversees valuation techniques.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2022:

Osterweis Growth & Income Fund	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks [1,2]	$84,953,738	$—	$1,120,587	$86,074,325
Convertible Preferred Stocks [1,2]	434,402	—	859,020	1,293,422
Partnerships & Trusts [1]	2,486,199	—	—	2,486,199
Corporate Bonds [1,2]	—	31,721,132	220,377	31,941,509
Convertible Bonds [1]	—	4,293,012	—	4,293,012
Private Mortgage Backed Obligations [1,2]	—	—	323,408	323,408
Warrants [1]	2,198	—	—	2,198
Short-Term Investments	3,349,583	13,779,930	—	17,129,513
Total Assets:	$91,226,120	$49,794,074	$2,523,392	$143,543,586

[1] See Schedule of Investments for industry breakouts.
[2] See Schedule of Investments for disclosure of Level 3 securities.

Osterweis Funds | Notes to Financial Statements at September 30, 2022 (Unaudited) (Continued)

The Following is a reconciliation of the Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value:

				Private
		Convertible		Mortgage
	Common	Preferred	Corporate	Backed
	Stocks	Stocks	Bonds	Obligations	Warrants	Total
Balance as of March 31, 2022	$1,058,331	$1,152,472	$220,377	$447,608	$2,810	$2,881,598
Acquisitions	—	—	—	—	—	—
Dispositions	(130,000)	—	—	—	—	(130,000)
Accrued discounts/premiums	—	—	475	—	—	475
Realized gain (loss)	4,370	—	—	—	—	4,370
Change in unrealized
appreciation/depreciation	187,886	(293,452)	(475)	(124,200)	(2,810)	(233,051)
Transfer in and/or out of Level 3	—	—	—	—	—	—
Balance as of
September 30, 2022	$1,120,587	$859,020	$220,377	$323,408	$—	$2,523,392
Change in unrealized
appreciation/depreciation
for Level 3 investments
held at September 30, 2022	$187,886	$(293,452)	$(475)	$(124,200)	$—	$(230,241)

	Fair Value
Type of Security	at 9/30/22	Valuation Techniques	Unobservable Input	Input Value(s)
Common Stocks		Market Comparable	Discount Rate,
		Approach	EBITDA Multiple	3.0%/5.5x
		Broker Quotes	Market Data	$22.0000
	$1,120,587	Estimated Proceeds	Market Data	$0.0007514
Convertible		Convertible
Preferred Stocks	$859,020	Valuation Model	Adjustment to yield	200 bps
Corporate Bonds	$220,377	Issue Price	Market Data	$100.00
Private Mortgage
Backed Obligations	$323,408	Discounted Cash Flow	Adjustment to yield	344 bps
Warrants	$—	Black Scholes	Volatility	45%

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

The Valuation Committee oversaw valuation techniques through September 7, 2022. Effective September 8, 2022, the Adviser, as the Funds’ valuation designee, oversees valuation techniques.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2022:

Osterweis Emerging
Opportunity Fund	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks [1]	$147,129,882	$—	$—	$147,129,882
Short-Term Investments	23,363,997	—	—	23,363,997
Total Assets:	$170,493,879	$—	$—	$170,493,879

[1] See Schedule of Investments for industry breakouts.

Osterweis Funds | Notes to Financial Statements at September 30, 2022 (Unaudited) (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2022:

Osterweis Total Return Fund	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds [1]	$—	$23,641,011	$—	$23,641,011
Asset Backed Securities	—	22,604,161	—	22,604,161
Commercial
Mortgage-Backed Securities	—	1,866,392	—	1,866,392
Mortgage Backed Securities	—	21,970,179	—	21,970,179
United States Government
Notes/Bonds	—	6,908,227	—	6,908,227
Short-Term Investments	12,687,602	29,422,339	—	42,109,941
Total Assets:	$12,687,602	$106,412,309	$—	$119,099,912
Other Financial Instruments [2]:
Interest Rate Contracts – Futures	327,929	—	—	327,929
Total Other Financial Instruments	$327,929	$—	$—	$327,929

[1]	See Schedule of Investments for industry breakouts.
[2]
Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are presented at the unrealized appreciation/(depreciation) on the investment.

The Funds have provided additional disclosures below regarding derivatives and hedging activity intending to improve financial reporting by enabling investors to understand how and why the Funds use futures contracts (a type of derivative), how they are accounted for and how they affect an entity’s results of operations and financial position. The Funds may use derivatives for risk management purposes or as part of its investment strategies. Derivatives are financial contracts whose values depend on, or are derived from, the value of an underlying asset, reference rate or index. The Funds may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets.

Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Effective August 19, 2022, the Osterweis Total Return Fund has adopted a Full Derivatives Fund Program and the Adviser has nominated a Derivative Risk Manager.

The average notional amount for futures contracts is based on the monthly notional amounts. The notional amount for futures contracts represents the U.S. dollar value of the contract as of the day of opening the transaction or latest contract reset date. The Osterweis Total Return Fund’s average notional value of futures contracts outstanding during the six months ended September 30, 2022, was $49,326,904. The following tables show the effects of derivative instruments on the financial statements.

Statements of Assets and Liabilities

Fair values of derivative instruments as of September 30, 2022:

Osterweis Total Return Fund

	Asset Derivatives as of		Liability Derivatives as of
	September 30, 2022		September 30, 2022
	Balance		Balance
Instrument	Sheet Location	Fair Value	Sheet Location	Fair Value
Interest Rate	Variation		Variation
Contracts – Futures	margin receivable	$453,320	margin payable	$125,391
TBA Commitments	Receivable for investment		Payable for investment
	securities sold	$ —	securities purchased	$ —

Osterweis Funds | Notes to Financial Statements at September 30, 2022 (Unaudited) (Continued)

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the year ended September 30, 2022:

Osterweis Total Return Fund

Change in Unrealized
	Location of Gain (Loss)	Realized Gain	Appreciation/Depreciation
	on Derivatives	(Loss) on Derivatives	on Derivatives
Instrument	Recognized in Income	Recognized in Income	Recognized in Income
Interest Rate	Realized and Unrealized Gain
Contracts – Futures	(Loss) on Investments	$2,720,481	$264,576
TBA Commitments	Realized and Unrealized Gain
	(Loss) on Investments	$ 216,992	$ —

The Osterweis Fund, Osterweis Strategic Income Fund, Osterweis Growth & Income Fund and Osterweis Emerging Opportunity Fund did not have derivatives activity during the six months ended September 30, 2022.

B.
Foreign Currency. Foreign currency amounts, other than the cost of investments, are translated into U.S. dollar values based upon the spot exchange rate prior to the close of regular trading. The cost of investments is translated at the rates of exchange prevailing on the dates the portfolio securities were acquired. The Funds include foreign exchange gains and losses from dividends receivable, interest receivable and other foreign currency denominated payables and receivables in Change in net unrealized appreciation/depreciation on foreign currency translation and Net realized gain (loss) on foreign currency translation. The Funds do not isolate that portion of realized and unrealized gain (loss) on investments resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes. Fluctuations in foreign exchange rates on investments are thus included in Change in net unrealized appreciation/depreciation on investments and Net realized gain (loss) on investments.

C.
Futures Contracts. Each Fund may purchase or sell futures contracts and options thereon to hedge against changes in interest rates, securities (through index futures or options) or currencies. The purchase of futures contracts may be more efficient or cost-effective than buying the underlying securities or assets. A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate or index) at a specific price on the contract maturity date. Upon entering into a futures contract, each Fund is required to pledge to the counterparty an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange or the broker. Pursuant to a contract entered into with a futures commission merchant, each Fund agrees to receive from or pay to the firm an amount of cash equal to the cumulative daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Each Fund will cover its current obligations under futures contracts by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering its obligations. The Funds’ use of futures contracts may involve risks that are different from, or possibly greater than, the risk associated with investing directly in securities or other more traditional instruments. These risks include the risk that the value of the futures contracts may not correlate perfectly, or at all, with the value of the assets, reference rates or indices that they are designed to track. Other risks include: an illiquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; the risk that adverse price movements in an instrument can result in a loss substantially greater than the Funds’ initial investment in that instrument (in some cases, the potential loss is unlimited); and the risk that a counterparty will not perform its obligations. The Osterweis Total Return Fund had futures contracts activity during the six months ended September 30, 2022. Realized and unrealized gains and losses are included in the Statements of Operations. The Osterweis Fund, Osterweis Strategic Income Fund, Osterweis Growth & Income Fund and Osterweis Emerging Opportunity Fund did not have futures contracts activity during the six months ended September 30, 2022.

Osterweis Funds | Notes to Financial Statements at September 30, 2022 (Unaudited) (Continued)

D.
To-be-announced (“TBA”) Commitments. Each Fund may enter into TBA purchase commitments. In a TBA transaction, the TBA unit price and the estimated principal amount are established when a Fund enters into a contract, with the actual principal amount being within a specified range of the estimate. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, which can be 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid securities are segregated in an amount equal in value to the purchase price of the TBA security. The Funds may enter into TBA sale commitments to hedge their portfolio positions or to sell securities they own under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, a Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If a Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered. Transactions in TBAs are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The Osterweis Total Return Fund had TBAs during the six months ended September 30, 2022. The Osterweis Fund, Osterweis Strategic Income Fund, Osterweis Growth & Income Fund and Osterweis Emerging Opportunity Fund did not have TBA’s during the six months ended September 30, 2022.

Statements of Assets and Liabilities

Fair values of TBA commitments as of September 30, 2022:

Osterweis Total Return Fund

	Asset Derivatives as of		Liability Derivatives as of
	September 30, 2022		September 30, 2022
	Balance Sheet		Balance Sheet
Instrument	Location	Fair Value	Location	Fair Value
TBA	Receivable for investment		Payable for investment
Commitments	securities sold	$ —	securities purchased	$ —

Statements of Operations

The effect of TBA commitments on the Statements of Operations for the six months ended September 30, 2022:

Osterweis Total Return Fund

Change in Unrealized
	Location of Gain	Realized Gain	Appreciation/Depreciation on
	(Loss) on Derivatives	(Loss) on Derivatives	on Derivatives
Instrument	Recognized in Income	Recognized in Income	Recognized in Income
TBA	Realized and Unrealized Gain
Commitments	(Loss) on Investments	$216,992	$ —

E.
Mortgage Dollar Rolls. The Funds enter into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

Osterweis Funds | Notes to Financial Statements at September 30, 2022 (Unaudited) (Continued)

F.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first business day of each Fund’s next taxable year. Net investment losses incurred after December 31, and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year.

As of the most recent fiscal year end March 31, 2022, there were no late-year or post-October losses for the Funds.

As of the most recent fiscal year end March 31, 2022, the Funds had the following capital loss carryovers available for federal income tax purposes:

	Capital Loss Carryovers
	Short-Term	Long-Term
Osterweis Fund	$—	$—
Osterweis Strategic Income Fund	—	(420,286,763)
Osterweis Growth & Income Fund	—	—
Osterweis Emerging Opportunity Fund	—	—
Osterweis Total Return Fund	(45,689)	—

As of September 30, 2022, the Funds did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts; however, as of September 30, 2022, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

G.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on an identified cost basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs and MLPs are generally comprised of ordinary income, capital gains and may include return of capital. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

H.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Osterweis Fund and Osterweis Emerging Opportunity Fund normally are declared and paid on an annual basis. Distributions to shareholders from net investment income for the Osterweis Strategic Income Fund and Osterweis Growth & Income Fund normally are declared and paid on a quarterly basis, and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions to shareholders from net investment income for the Osterweis Total Return Fund normally are declared and paid on a monthly basis, and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

I.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Osterweis Funds | Notes to Financial Statements at September 30, 2022 (Unaudited) (Continued)

J.
Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share.

K.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

L.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board approved liquidity risk management program that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

M.
Offsetting Agreements. The Funds are subject to various netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Funds to close out and net their total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty. The following table presents derivative financial instruments that are subject to enforceable netting arrangements, collateral arrangements or other similar agreements as of September 30, 2022:

Osterweis Total Return Fund

		Gross Amounts	Net Amounts		Cash
		Offset in the	Presented in		Collateral
	Gross	Statements of	the Statements of	Financial	Pledged	Net
Description	Amounts	Assets and Liabilities	Assets and Liabilities	Instruments	(Received)	Amount
Assets
Interest Rate
Contracts – Futures [1]	$453,320	$453,320	$—	$—	$—	$327,929
Liabilities
Interest Rate
Contracts – Futures [1]	$125,391	$125,391	$—	$—	$—	$—
[1] Counterparty is ADM

N.
Restricted Cash. Restricted cash represents amounts that are held by third parties under certain of the Fund’s derivative transactions. Such cash is excluded from cash and equivalents in the Statements of Assets and Liabilities. Interest income earned on restricted cash is recorded in other income on the Statements of Operations.

O.
Recently Issued Accounting Pronouncements. In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank offered

Osterweis Funds | Notes to Financial Statements at September 30, 2022 (Unaudited) (Continued)

rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. The Financial Accounting Standards Board (“FASB”) approved an (optional) 2-year extension, until December 31, 2024, for temporary relief of transitioning away from the LIBOR. LIBOR is set to expire June 30, 2023. Companies were initially provided temporary relief through December 31, 2022 to update contracts moving away from LIBOR.

P.
Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. At a Special Meeting of Shareholders held on September 28, 2022. Shareholders approved an agreement and Plan of Reorganization regarding the Zeo Short Duration Income Fund and Zeo Sustainable Credit Fund each a series of Northern Lights Fund Trust, and previously advised by Zeo Capital Advisors, LLC (“Zeo”), with Professionally Managed Portfolios (“PMP”) to reorganize the Target Funds into the Osterweis Short Duration Credit Fund and the Osterweis Sustainable Credit Fund, respectively. The Osterweis Short Duration Credit Fund and the Osterweis Sustainable Credit Fund are each new series of PMP that were created specifically for the purpose of acquiring the assets and liabilities of the Zeo Short Duration Income Fund and Zeo Sustainable Credit Fund, respectively. The Reorganization closed at the close of business on October 7, 2022.

Note 3 – Commitments and Other Related Party Transactions

The Advisers provide the Funds with investment management services under separate Investment Advisory Agreements (the “Advisory Agreements”). Under the Advisory Agreements, the Advisers furnish all investment advice, office space, certain administrative services, and most of the personnel needed by each Fund. As compensation for their services, the Advisers are entitled to a monthly fee. For the Osterweis Fund, the Adviser is entitled to a monthly fee at an annual rate of 0.75%. For the Osterweis Strategic Income Fund, the Adviser is entitled to a monthly fee at an annual rate of 1.00% of the average daily net assets up to $250 million, 0.75% of the average daily net assets from $250 million to $2.5 billion, and 0.65% of the average daily net assets greater than $2.5 billion. For the Osterweis Growth & Income Fund, the Adviser is entitled to a monthly fee at the annual rate of 0.75%. For the Osterweis Emerging Opportunity Fund, the Adviser is entitled to a monthly fee at an annual rate of 1.00% of the average daily net assets up to $500 million, 0.85% of the average daily net assets from $500 million to $1 billion, and 0.75% of the average daily net assets greater than $1 billion. For the Osterweis Total Return Fund, the Adviser is entitled to a monthly fee at an annual rate of 0.45% of the average daily net assets. The amount of investment advisory fees incurred by the Funds for the six months ended September 30, 2022 is disclosed in the Statements of Operations. The investment advisory fees incurred are paid monthly to the Adviser, net of any waiver or reimbursement discussed below.

The Adviser has contractually agreed to limit the annual ratio of expenses (Expense Cap) for the Osterweis Fund, Osterweis Emerging Opportunity Fund and Osterweis Total Return Fund by reducing all or a portion of their fees and reimbursing Fund expenses so that each Fund’s ratios of expenses to average net assets will not exceed 0.95%, 1.10% and 0.75%, respectively. Each Operating Expenses Limitation Agreement has an indefinite term and may be terminated at any time, and without payment of any penalty, by the Board, on behalf of the Fund, upon sixty (60) days’ written notice to the Adviser. Any fees waived and/or any Fund expenses absorbed by the Adviser pursuant to an agreed-upon expense cap shall be reimbursed by the Fund to the Adviser, if so requested by the Adviser, any time before the end of the third year following the fee waiver and/or expense absorption, provided the aggregate amount of the Fund’s current operating expenses for such year does not exceed the lesser expense cap in place at the time of waiver or at the time of reimbursement. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursements of fees and/or expenses. Any such reimbursement is also contingent upon Board review and approval. Any amount due from the Adviser is paid monthly to the Funds, if applicable. For the six months ended September 30, 2022, the Adviser recaptured $22,322 in fees in the Osterweis Fund and waived $93,924 in fees in the Osterweis Emerging Opportunity Fund. As of September 30, 2022, the remaining cumulative amount the Adviser may be reimbursed is $540,465 for Osterweis Fund and $410,876 for Osterweis Emerging Opportunity Fund.

Osterweis Funds | Notes to Financial Statements at September 30, 2022 (Unaudited) (Continued)

The Adviser may recapture a portion of the above no later than the years as stated below:

	March 31, 2023	March 31, 2024	March 31, 2025	Total
Osterweis Fund	$113,743	$345,499	$81,223	$540,465
Osterweis Emerging Opportunity Fund	$99,701	$146,407	$164,768	$410,876

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), acts as the Funds’ administrator, fund accountant and transfer agent. In those capacities Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Funds to Fund Services for these services for the six months ended September 30, 2022, are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank N.A. serves as custodian to the Funds. U.S. Bank N.A. is an affiliate of Fund Services.

The Funds have entered into Sub-Transfer Agent Arrangements (the “Arrangements”). All Arrangements must be approved by the Board. For the six months ended September 30, 2022, the Sub-Transfer Agent Fees and Transfer Agent Fees incurred by the Funds are disclosed in the Statements of Operations.

Note 4 – Purchases and Sales of Securities

For the six months ended September 30, 2022, the cost of purchases and proceeds from sales and maturities of securities, excluding short-term investments, were as follows:

	Purchases	Sales
Osterweis Fund	$32,248,258	$43,979,965
Osterweis Strategic Income Fund	203,380,659	504,352,416
Osterweis Growth & Income Fund	19,132,125	33,289,690
Osterweis Emerging Opportunity Fund	160,748,505	145,101,044
Osterweis Total Return Fund	135,700,660	197,461,657

For the six months ended September 30, 2022, the cost of purchases and proceeds from sales and maturities of long-term U.S. Government securities included above were as follows:

	Purchases	Sales
Osterweis Growth & Income Fund	$—	$4,659,866
Osterweis Total Return Fund	76,494,253	92,846,860

The Osterweis Fund, Osterweis Strategic Income Fund, and Osterweis Emerging Opportunity Fund did not purchase or sell U.S. Government securities during the six months ended September 30, 2022.

Osterweis Funds | Notes to Financial Statements at September 30, 2022 (Unaudited) (Continued)

Note 5 – Distributions to Shareholders

The tax character of distributions paid during the six months ended September 30, 2022 and the year ended March 31, 2022, was as follows:

	Ordinary Income
	September 30, 2022	March 31, 2022
Osterweis Fund	$—	$1,459,601
Osterweis Strategic Income Fund	113,422,643	221,810,712
Osterweis Growth & Income Fund	1,398,658	5,855,980
Osterweis Emerging Opportunity Fund	—	21,552,756
Osterweis Total Return Fund	773,467	1,464,552

	Long-Term Capital Gains[1]
	September 30, 2022	March 31, 2022
Osterweis Fund	$—	$16,508,949
Osterweis Strategic Income Fund	—	—
Osterweis Growth & Income Fund	—	7,378,976
Osterweis Emerging Opportunity Fund	—	22,737,370
Osterweis Total Return Fund	—	—

[1]	Designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

The cost basis of investments for federal income tax purposes at most recent fiscal year end, March 31, 2022, was as follows:

			Growth &	Emerging
	Osterweis	Strategic	Income	Opportunity	Total Return
	Fund	Income Fund	Fund	Fund	Fund
Cost of investments	$117,797,912	$5,369,288,703	$129,781,014	$191,797,997	$158,154,549
Gross tax unrealized appreciation	62,371,533	139,175,313	43,612,617	15,513,964	805,025
Gross tax unrealized depreciation	(3,163,103)	(198,041,780)	(3,067,575)	(13,397,719)	(10,083,591)
Net tax unrealized
appreciation/depreciation	59,208,430	(58,866,467)	40,545,042	2,116,245	(9,278,566)
Undistributed ordinary income	—	14,177,377	21,472	—	6,889
Undistributed long-term capital gain	9,739,061	—	9,489,869	—	—
Total distributable earnings	9,739,061	14,177,377	9,511,341	—	6,889
Other accumulated gain/(loss)	—	(420,286,763)	—	(12,272,207)	(45,689)
Total distributable (accumulated)
earnings (losses)	$68,947,491	$(464,975,853)	$50,056,383	$(10,155,962)	$(9,317,366)

The tax difference between book basis and tax basis unrealized appreciation is attributable to wash sale deferrals.

Note 6 – Investments in Affiliates

Affiliated companies are those that are “affiliated persons” as defined in Section 2(a)(3) of the 1940 Act. They include, among other entities, issuers 5% or more of whose outstanding voting shares are held by the Fund.  For the six months ended September 30, 2022, the Funds had the following transactions with affiliated companies:

Osterweis Strategic Income Fund

Affiliates
	Share					Change in
	Balance	Value			Realized	Unrealized	Value
Convertible	September 30,	March 31,	Acqui-	Dispo-	Gain	Appreciation/	September 30,	Dividend
Preferred Stocks	2022	2022	sitions	sitions	(Loss)	Depreciation	2022	Income
Daseke, Inc.,
7.625%	490,000	$56,471,128	$ —	$ —	$ —	$(14,379,148)	$42,091,980	$1,868,126

Osterweis Funds | Notes to Financial Statements at September 30, 2022 (Unaudited) (Continued)

Osterweis Growth & Income Fund

	Share					Change in
	Balance	Value			Realized	Unrealized	Value
Convertible	September 30,	March 31,	Acqui-	Dispo-	Gain	Appreciation/	September 30,	Dividend
Preferred Stocks	2022	2022	sitions	sitions	(Loss)	Depreciation	2022	Income
Daseke, Inc.,
7.625%	10,000	$1,152,472	$ —	$ —	$ —	$(293,452)	$859,020	$38,126

Note 7 – Credit Facility

U.S. Bank N.A. has made available to the Funds credit facilities pursuant to separate Loan and Security Agreements for temporary or extraordinary purposes. Credit facility details for the six months ended September 30, 2022, are as follows:

			Growth &	Emerging
	Osterweis	Strategic	Income	Opportunity	Total Return
	Fund	Income Fund	Fund	Fund	Fund
Maximum available credit	$20,000,000	$300,000,000	$20,000,000	$15,000,000	$10,000,000
Largest amount outstanding
on an individual day	—	—	—	—	—
Average balance when in use	—	—	—	—	—
Credit facility outstanding as of
September 30, 2022	—	—	—	—	—
Average interest rate when in use	—	—	—	—	—

Interest expenses for the six months ended September 30, 2022, are disclosed in the Statements of Operations, as applicable.

Note 8 – Risks Associated with the Discontinuation of the London Interbank Offered Rate (“LIBOR”)

The Funds invest significantly in corporate bonds that have interest rate provisions linked to LIBOR. LIBOR is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for such loans. It is expected that a number of private-sector banks currently reporting information used to set LIBOR will stop doing so after 2021 when their current reporting commitment ends, which could either cause LIBOR to stop publication immediately or cause LIBOR’s regulator to determine that its quality has degraded to the degree that it is no longer representative of its underlying market. The expected discontinuation of LIBOR may impact the functioning, liquidity, and value of these.

Note 9 – (COVID-19) Pandemic

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. Although vaccines for COVID-19 are widely available, the ultimate economic fallout from the pandemic, amid the spread of COVID-19 variants, and the long-term impact on economies, markets, industries and individual companies are not known. The operational and financial performance of individual companies and the market in general depends on future developments, including the duration and spread of any future outbreaks and the pace of recovery which may vary from market to market, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Osterweis Funds | Expense Examples For the Six Months Ended September 30, 2022 (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including investment advisory fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2022– September 30, 2022).

Actual Expenses

The “Actual” line for each of the following tables provides information about actual account values based on actual returns and actual expenses. Although the Funds charge no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Fund Services, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, the Funds’ transfer agent currently charges a $15.00 fee. An Individual Retirement Account will be charged an annual maintenance fee. To the extent the Funds invest in shares of other investment companies as part of their strategies, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds may vary. These expenses are not included in the following examples. The following examples include, but are not limited to, investment advisory fees, fund accounting fees, fund administration fees, custody fees and transfer agent fees. However, the following examples do not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line for each of the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	4/1/22	9/30/22	During the Period [1]
Osterweis Fund
Actual	$1,000.00	$798.10	$4.28
Hypothetical (5% annual return before expenses)	1,000.00	1,020.31	4.81

Strategic Income Fund
Actual	1,000.00	923.00	4.10
Hypothetical (5% annual return before expenses)	1,000.00	1,020.81	4.31

Growth & Income Fund
Actual	1,000.00	848.30	4.26
Hypothetical (5% annual return before expenses)	1,000.00	1,020.46	4.66

Emerging Opportunity Fund
Actual	1,000.00	794.30	4.95
Hypothetical (5% annual return before expenses)	1,000.00	1,019.55	5.57

Total Return Fund
Actual	1,000.00	961.70	3.34
Hypothetical (5% annual return before expenses)	1,000.00	1,021.66	3.45

[1]
Expenses are equal to the annualized net expense ratio for the most recent six-month period.  The annualized six-month expense ratios for the Osterweis Fund, Osterweis Strategic Income Fund, Osterweis Growth & Income Fund, Osterweis Emerging Opportunity Fund and Osterweis Total Return Fund were 0.95%, 0.85%, 0.92%, 1.10% and 0.68% (reflecting fee waivers and recoupments in effect), respectively, multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period.

Additional Information

Information About Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request without charge by calling toll-free at (866) 236-0050 or by accessing the U.S. Securities and Exchange Commission’s (SEC) website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available upon request without charge by calling toll-free at (866) 236-0050 or by accessing the SEC’s website at www.sec.gov.

Information About the Portfolio Holdings

The Funds’ quarterly holdings for the most recent fiscal year can be obtained by accessing the Funds’ website at www.osterweis.com/literature. The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov. The Fund’s Form N-PORT may also be obtained by calling (866) 236-0050.

Householding

Each year, you are automatically sent an updated prospectus as well as annual and semi-annual reports for the Funds, if applicable. To reduce expenses, the Funds may mail only one copy of each Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Funds’ transfer agent at (877) 777-6944 (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.

Information About the Funds Trustees

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (866) 236-0050. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website at www.osterweis.com.

Approval of Investment Advisory Agreements (Unaudited)

OSTERWEIS FUND
OSTERWEIS STRATEGIC INCOME FUND
OSTERWEIS GROWTH & INCOME FUND
OSTERWEIS EMERGING OPPORTUNITY FUND
OSTERWEIS TOTAL RETURN FUND

At a meeting held on August 17-18, 2022, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Investment Advisory Agreements (the “Advisory Agreements”) between Professionally Managed Portfolios (the “Trust”) and Osterweis Capital Management, Inc. for Osterweis Fund and Osterweis Capital Management, LLC for each of the Osterweis Strategic Income Fund, the Osterweis Growth & Income Fund, the Osterweis Emerging Opportunity Fund and the Osterweis Total Return Fund (each a “Fund,” and together, the “Funds”).  Osterweis Capital Management, Inc. and Osterweis Capital Management, LLC are referred to individually as an “Adviser” and collectively as the “Advisers” or “Osterweis.”  At this meeting and at a prior meeting held on June 16, 2022, the Board received and reviewed substantial information regarding the Funds, the Advisers and the services provided by the Advisers to the Funds under the Advisory Agreements.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreements:

1.
The nature, extent and quality of the services provided and to be provided by the Advisers under the Advisory Agreements.  The Trustees considered the nature, extent and quality of the Advisers’ overall services provided to the Funds as well as their specific responsibilities in all aspects of day-to-day investment management of the Funds.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisers involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Advisers, including information regarding their compliance program, their chief compliance officer and the Advisers’ compliance record, as well as the Advisers’ cybersecurity program, business continuity plan and risk management process. The Board also considered the prior relationship between the Advisers and the Trust, as well as the Board’s knowledge of the Advisers’ operations, and noted that during the course of the prior year they had met with certain personnel of the Advisers to discuss fund performance and investment outlook, as well as, various marketing and compliance topics, including the Advisers’ risk management process.  The Board concluded that the Advisers had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing their duties under the Advisory Agreements, and that they were satisfied with the nature, overall quality and extent of such management services.

2.
The Funds’ historical performance and the overall performance of the Advisers.  In assessing the quality of the portfolio management delivered by the Advisers, the Board reviewed the short-term and long-term performance of each Fund on both an absolute basis, and in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks and the Advisers’ similarly managed accounts, all for periods ended March 31, 2022.  The Board also considered performance against a smaller group of peers selected by an independent third-party consultant engaged by the Board to assist it in its 15(c) review (the “Cohort”). While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.  When reviewing each Fund’s performance against its comparative peer group universe, the Board took into account that the investment objective and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in its respective peer universe.  When reviewing the Funds’ performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Funds and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.

Approval of Investment Advisory Agreements (Unaudited) (Continued)

For the Osterweis Fund, the Board noted that the Fund underperformed its peer group median for the one-, three- and five-year periods.  The Board also noted that the Fund underperformed the average of its Cohort for the one-, three- and five-year periods.  The Board also considered the underperformance of the Fund against its broad-based securities market benchmark for the one-, three- and five-year periods.  The Board also considered the Fund’s underperformance compared to the Adviser’s core equity composite for the one-, three- and five-year periods, noting such differences were not significant.

For the Osterweis Strategic Income Fund, the Board noted that the Fund outperformed its peer group median for the one-year, three year and five-year periods.  The Board also noted that the Fund outperformed the average of its Cohort for the one- and three-year periods and underperformed for the five-year period.  The Board also considered the outperformance of the Fund against its broad-based securities market benchmark for the one-year, three-year, five-year periods.  The Board also considered the Fund’s underperformance compared to the Adviser’s strategic income composite for the one-year, three-year, and five-year periods, noting such differences were not significant.

For the Osterweis Growth & Income Fund, the Board noted that the Fund had outperformed its peer group median for the one-year, three-year and five-year periods.  The Board also noted that the Fund outperformed the average of its Cohort for the one-year, three-year and five-year periods.  The Board also considered the performance of the Fund against its broad-based securities market benchmark, noting it underperformed for the one- and five-year periods and outperformed for the three-year period.  The Board also considered the Fund’s underperformance compared to the Adviser’s flexible balanced composite for the one-year, three-year, and five-year periods, noting such differences were not significant.

For the Osterweis Emerging Opportunity Fund, the Board noted that the Fund had underperformed its peer group median for the one-year period and outperformed for the three- and five-year periods.  The Board also noted that the Fund outperformed the average of its Cohort for the one-, three- and five-year periods.  The Board also considered the performance of the Fund against its broad-based securities market benchmark, noting it outperformed for the one-, three- and -year periods. The Board also considered the Fund’s underperformance compared to the Adviser’s emerging growth composite for the one-, three- and five-year periods, noting such differences were not significant.

For the Osterweis Total Return Fund, the Board noted that the Fund had underperformed its peer group median for the one-, three- and five-year periods.  The Board also noted that the Fund outperformed the average of its Cohort for the one-year period and underperformed the average for the three- and five-year periods.  The Board also considered the performance of the Fund against its broad-based securities market benchmark, noting it underperformed for the one-year period and outperformed for the three- and five-year periods.  The Trustees noted that the Adviser does not replicate the Osterweis Total Return Fund’s investment style in separately managed accounts.

3.
The costs of the services provided by the Advisers and the structure of the Advisers’ fees under the Advisory Agreements.  In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to the peer funds and similarly managed separate accounts for other types of clients advised by the Advisers, as well as all expense waivers and reimbursements.  When reviewing fees charged to other similarly managed accounts, the Board took into consideration the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

For the Osterweis Fund, the Board noted that the Adviser had contractually agreed to maintain an annual expense ratio of 0.95% excluding certain operating expenses (the “Expense Cap”). The Board noted that the Fund’s advisory fee and net expense ratio were higher than its peer group median and average.  The Board noted that the Fund’s net expense ratio was lower than the average of its Cohort.  The Board noted that, after discussions with the Board,  the Adviser recently implemented the removal of breakpoints from the advisory fee with all assets

Approval of Investment Advisory Agreements (Unaudited) (Continued)

being charged an advisory fee of 0.75% (previously was 1.00% on the first $250 million and 0.75% thereafter).  The Board noted that the fees charged to other similarly managed account clients were higher than, equal to, or lower than those charged to the Osterweis Fund depending on the level of assets.  The Board concluded that the fees paid to the Adviser were fair and reasonable in light of the comparative performance and advisory fee information.

For the Osterweis Strategic Income Fund, the Board noted that the Fund’s advisory fee was higher than that of its peer group median and average. The Board noted the net expense ratio was above the median and below the average. The Board noted that the Fund’s net expense ratio was lower than the average of its Cohort. The Board considered that the advisory fee included breakpoints in order to share economies of scale with the Fund and that the breakpoints were currently in effect.  The Board noted that the fees charged to other similarly managed account clients were higher than or equal to those charged to the Osterweis Strategic Income Fund depending on the level of assets. The Board concluded that the fees paid to the Adviser were fair and reasonable in light of the comparative performance and advisory fee information.

For the Osterweis Growth & Income Fund, the Board noted that the Fund’s advisory fee and net expense ratio were higher than those of its peer group median and average.  The Board noted that the Fund’s net expense ratio was higher than the average of its Cohort. The Board noted the Adviser, after discussions with the Board, recently implemented the removal of breakpoints from the advisory fee with all assets being charged an advisory fee of 0.75% (previously was 1.00% on the first $500 million and 0.75% thereafter).  The Board noted that the fees charged to other similarly managed account clients were higher than, equal to, or lower than those charged to the Osterweis Growth & Income Fund depending on the level of assets. The Board concluded that the fees paid to the Adviser were fair and reasonable in light of the comparative performance and advisory fee information.

For the Osterweis Emerging Opportunity Fund, the Board noted that the Adviser had contractually agreed to maintain an annual expense ratio of 1.10% (the “Expense Cap”). The Board noted that the Fund’s advisory fee was higher than that of its peer group median and average, and the net expense ratio was at the median and below the average.  The Board noted that the Fund’s net expense ratio was higher than the average of its Cohort.  The Board considered that the advisory fee included breakpoints in order to share economies of scale with the Fund, although Fund assets had not yet grown to a point where the breakpoint has been reached.  The Board noted that the fees charged to other similarly managed account clients were higher than or equal to those charged to the Osterweis Emerging Opportunity Fund depending on the level of assets. The Board concluded that the fees paid to the Adviser were fair and reasonable in light of the comparative performance and advisory fee information.

For the Osterweis Total Return Fund, the Board noted that the Adviser had contractually agreed to maintain an annual expense ratio of 0.75% (the “Expense Cap”) although the Fund is currently operating below that level. The Board noted that the Fund’s advisory fee and net expense ratio were lower than those of its peer group median and average. The Board noted that the Fund’s net expense ratio was lower than the average of its Cohort.  The Trustees noted that the Adviser does not replicate the Osterweis Total Return Fund’s investment style in separately managed accounts. The Board concluded that the fees paid to the Adviser were fair and reasonable in light of the comparative performance and advisory fee information.

4.
Economies of Scale.  The Board also considered whether economies of scale were being realized by the Advisers that should be shared with shareholders.  The Board noted that the Advisory Agreements for the Osterweis Strategic Income Fund and Osterweis Emerging Opportunity Fund contain breakpoints in the advisory fee.  The Board also noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse expenses so that the Osterweis Fund, Osterweis Emerging Opportunity Fund, and Osterweis Total Return Fund do not exceed their respective Expense Cap. The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Adviser that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

Approval of Investment Advisory Agreements (Unaudited) (Continued)

5.
The profits to be realized by the Advisers and their affiliates from their relationship with the Funds.  The Board reviewed the Advisers’ financial information and took into account both the direct benefits and the indirect benefits to the Advisers from advising the Funds.  The Board considered the profitability to the Advisers from their relationship with the Funds and considered any additional material benefits derived by the Advisers from their relationship with the Funds, particularly benefits received in exchange for “soft dollars” paid to the Advisers.  After such review, the Board determined that the profitability to the Advisers with respect to the Advisory Agreements was not excessive, and that the Advisers had maintained adequate financial resources to support the services they provide to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreements, but rather the Board based its determination on the total mix of information available to the Trustees.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisers, including each Fund’s advisory fee, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreements would be in the best interest of each Fund and its shareholders.

Statement Regarding Liquidity Risk Management Program (Unaudited)

The Funds have adopted a liquidity risk management program (the “program”). The Board has designated the Adviser to serve as the administrator of the program. Personnel of the Adviser conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Adviser.

Under the program, the Adviser manages the Funds’ liquidity risk, which is the risk that the Funds could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Funds. This risk is managed by monitoring the degree of liquidity of each Funds’ investments, limiting the amount of the Funds’ illiquid investments, and utilizing various risk management tools and facilities available to the Funds for meeting shareholder redemptions, among other means. The Adviser’s process of determining the degree of liquidity of the Funds’ investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by the Adviser regarding the operation and effectiveness of the program for the period January 1, 2021 through December 31, 2021. No significant liquidity events impacting any of the Funds were noted in the report. In addition, the Adviser provided its assessment that the program had been effective in managing the Funds’ liquidity risk.

Osterweis Funds | Privacy Notice (Unaudited)

The Funds collect non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and

• Information about your transactions with us or others.

The Funds do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. The Funds may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. The Funds will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. The Funds maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentially.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Advisers
OSTERWEIS CAPITAL MANAGEMENT, INC.
OSTERWEIS CAPITAL MANAGEMENT, LLC
One Maritime Plaza, Suite 800
San Francisco, CA 94111

Distributor
QUASAR DISTRIBUTORS, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

Custodian
U.S. BANK N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI 53202
(866) 236-0050

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102

Legal Counsel
SULLIVAN & WORCESTER LLP
1633 Broadway, 32nd Floor
New York, NY 10019

Fund Information

Fund	Symbol	CUSIP
Osterweis Fund	OSTFX	742935406
Osterweis Strategic Income Fund	OSTIX	742935489
Osterweis Growth & Income Fund	OSTVX	74316J771
Osterweis Emerging Opportunity Fund	OSTGX	74316P744
Osterweis Total Return Fund	OSTRX	74316P736

OWRPSEMI – 0922

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Professionally Managed Portfolios

By (Signature and Title)        /s/Jason Hadler
 Jason Hadler, President/Principal Executive Officer

Date:  December 2, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)       /s/Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date:  December 2, 2022

By (Signature and Title)       /s/Craig Benton
Craig Benton, Treasurer/Principal Financial Officer

Date:  December 2, 2022

* Print the name and title of each signing officer under his or her signature.